UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY, 30TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 34th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	U.S. MINI CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 98.9%
	Aerospace/Defense - 0.8%
	United Industrial Corp.		14,400	$595,728

	Aerospace/Defense-Equipment - 0.7%
	Kaman Corp. Cl. A	##	26,000	511,940

	Agricultural Operations - 1.0%
	The Andersons, Inc.	##	17,200	740,976

	Apparel Manufacturers - 0.8%
	Gymboree Corp.	*	25,000	585,000

	Audio/Video Products - 0.8%
	Cobra Electronics Corp.	##	42,200	564,214

	Building & Construction-Miscellaneous - 1.0%
	Layne Christensen Company	*##	30,200	767,986

	Building Products-Doors & Windows - 1.0%
	Apogee Enterprises, Inc.		43,900	712,058

	Building Products-Light Fixtures - 0.5%
	Fiberstars, Inc.	*##	39,800	340,290

	Building-Mobil Home/Manufactured Housing - 0.8%
	Cavco Industries, Inc.	*	16,400	627,792

	Coffee - 0.9%
	Green Mountain Coffee, Inc.	*##	16,900	686,140

	Commercial Banks-Central US - 4.1%
	Capitol Bancorp, Ltd.	##	13,600	509,184
	First Indiana Corp.	##	21,900	752,922
	Macatawa Bank Corp.	##	15,265	555,341
	Mercantile Bank Corp.	##	15,620	601,370
	Taylor Capital Group, Inc.	##	15,200	614,080
				3,032,897
	Commercial Banks-Eastern US - 0.7%
	Yardville National Bancorp		15,600	540,540

	Commercial Banks-Southern US - 2.5%
	Iberiabank Corp.	##	10,600	540,706
	Union Bankshares Corporation		15,400	663,740
	Virginia Commerce Bancorp, Inc.	*##	22,150	644,343
				1,848,789
	Commercial Banks-Western US - 3.3%
	Cascade Bancorp	##	28,300	651,183
	First Regional Bancorp	*##	8,000	540,400
	First State Bancorporation	##	30,600	734,094
	West Coast Bancorp	##	18,800	497,260
				2,422,937
	Commercial Services - 0.8%
	Gaiam, Inc.	*##	45,100	609,301

	Communications Software - 0.6%
	Smith Micro Software, Inc.	*##	70,900	414,765

	Computer Aided Design - 0.9%
	Aspen Technology, Inc.	*	80,900	635,065

	Computers - 1.9%
	Neoware Systems, Inc.	*##	27,600	643,080
	Rackable Systems, Inc.	*##	28,100	800,288
				1,443,368
	Computers-Peripheral Equipment - 1.9%
	Rimage Corp.	*##	30,700	889,686
	Sigma Designs, Inc.	##	34,200	525,996
				1,415,682
	Consumer Products-Miscellaneous - 0.0%
	American Banknote Corp. - 10/01/07	*	38	0
	American Banknote Corp. - 10/01/07	*	38	0
				0
	Decision Support Software - 0.9%
	SPSS, Inc.	*	21,200	655,716

	Diagnostic Equipment - 0.9%
	Adeza Biomedical Corp.	*##	32,400	682,020

	Diagnostic Kits - 0.5%
	Quidel Corp.		36,900	397,044

	Distribution/Wholesale - 1.2%
	LKQ Corp.	*##	26,300	910,506

	Diversified Manufacturing Operations - 1.0%
	Ameron International Corp.		15,600	711,048

	Drug Delivery Systems - 1.0%
	Penwest Pharmaceuticals Co.	*##	38,600	753,472

	E-Commerce/Products - 0.6%
	Nutrisystem, Inc.	*##	12,100	435,842

	Electric Products-Miscellaneous - 0.7%
	Lamson & Sessions Co.	*##	20,800	520,416

	Electronic Components-Semiconductors - 3.1%
	Ikanos Communications, Inc.	*##	38,600	568,964
	Netlogic Microsystems, Inc.	*##	21,800	593,832
	Staktek Holdings, Inc.	*	72,900	542,376
	Supertex, Inc.	*	13,600	601,800
				2,306,972
	Electronic Forms - 1.3%
	Convera Corp.	*##	34,400	340,560
	Peerless Systems Corp.		78,100	658,383
				998,943
	Electronic Security Devices - 0.9%
	LoJack Corp.	*	26,600	641,858

	E-Marketing/Information - 1.2%
	24/7 Real Media, Inc.	*##	119,100	874,194

	Energy-Alternate Sources - 0.7%
	Evergreen Solar, Inc.	*##	46,900	499,485

	Enterprise Software/Services - 0.9%
	The Ultimate Software Group, Inc.	*##	34,300	654,101

	E-Services/Consulting - 2.5%
	Access Integrated Technologies, Inc.	*##	62,300	646,674
	RightNow Technologies, Inc.	*##	37,300	688,558
	Websidestory	*##	28,200	511,266
				1,846,498
	Finance-Auto Loans - 0.7%
	United Panam Financial Corp.	*##	18,900	488,943

	Firearms&Ammunition - 0.7%
	Smith & Wesson Holding Corp.	*##	133,100	523,083

	Food-Confectionery - 0.9%
	Rocky Mountain Choc Fact, Inc.		40,500	659,178

	Food-Retail - 0.7%
	Pathmark Stores, Inc.	*	49,900	498,501

	Footwear & Related Apparel - 0.7%
	Iconix Brand Group, Inc.	*	52,700	537,013

	Health Care Cost Containment - 0.6%
	Integramed America, Inc.	*	35,300	467,372

	Human Resources - 2.9%
	Barrett Business Svcs, Inc.	*	28,700	717,213
	Kenexa Corp.		28,000	590,800
	On Assignment, Inc.	*	79,500	867,345
				2,175,358
	Identification Systems/Devices - 0.7%
	Fargo Electronics, Inc.	*	25,300	487,025

	Industrial Automation/Robotics - 1.2%
	Hurco Cos., Inc.	*##	28,800	887,616

	Internet Applications Software - 2.2%
	Art Technology Group, Inc.		378,100	741,076
	Vignette Corp.	##	34,900	569,219
	Vocus, Inc.		31,500	328,230
				1,638,525
	Internet Infrastructure Equipment - 0.8%
	Centillium Communications, Inc.	*	163,200	571,200

	Machinery-General Industry - 0.8%
	Flow International Corp.	*##	72,200	607,924

	Medical Imaging Systems - 0.6%
	Iris International, Inc.	*##	19,800	432,828

	Medical Information Systems - 2.3%
	Computer Programs & Systems, Inc.		15,600	646,308
	Phase Forward, Inc.	*##	54,000	526,500
	Quality Systems, Inc.	##	6,700	514,292
				1,687,100
	Medical Instruments - 3.1%
	Abaxis, Inc.	*##	35,700	588,336
	Conceptus, Inc.	*##	43,000	542,660
	Nuvasive, Inc.	*##	25,200	456,120
	Spectranetics Corp.	*	61,100	687,375
				2,274,491
	Medical Laser Systems - 0.5%
	Cutera, Inc.	*	14,000	369,040

	Medical Products - 0.5%
	NMT Medical, Inc.	*	24,700	395,200

	Medical-Biomedical/Genetics - 3.5%
	Arena Pharmaceuticals, Inc.	*	55,400	787,788
	Biocryst Pharmaceuticals, Inc.	*##	30,700	514,225
	BioSphere Medical, Inc.		51,700	418,770
	LifeCell Corp.	*##	25,700	490,099
	Panacos Pharmaceuticals, Inc.	*##	53,000	367,290
				2,578,172
	Medical-Drugs - 0.5%
	Acadia Pharmaceuticals, Inc.	*##	40,800	401,880

	Medical-Outpatient/Home Medical Care - 0.8%
	Radiation Therapy Services, Inc.	*##	17,100	603,801

	Metal Processors & Fabrication - 1.7%
	Dynamic Materials Corp.	##	14,400	432,288
	Ladish Co., Inc.	*	38,600	862,710
				1,294,998
	Miscellaneous Manufacturing - 0.6%
	Portec Rail Products, Inc.		36,100	473,271

	Non-Ferrous Metals - 0.9%
	RTI International Metals, Inc.	*	17,100	648,945

	Oil Companies-Exploration & Production - 4.0%
	Arena Resources, Inc.	*##	20,800	574,080
	Gasco Energy, Inc.	*	87,400	570,722
	Gmx Resources, Inc.	*##	13,500	486,000
	Parallel Petroleum Corp.	*	30,200	513,702
	Petrohawk Energy Corp.	*	62,400	824,928
				2,969,432
	Oil Field Machinery & Equipment - 0.7%
	Mitcham Industries, Inc.		31,500	550,305

	Oil-Field Services - 0.5%
	Superior Well Services, Inc.	*##	17,100	406,296

	Patient Monitoring Equipment - 2.4%
	Aspect Medical Systems, Inc.	*##	13,200	453,420
	Lifeline Systems, Inc.	*##	20,200	738,512
	Somanetics Corp.	*##	19,700	630,400
				1,822,332
	Physical Practice Management - 0.8%
	Matria Healthcare, Inc.	*##	15,780	611,633

	Power Conversion/Supply Equipment - 0.9%
	Capstone Turbine Corp.	*##	98,400	294,216
	Distributed Energy Systems Corp.	*	46,600	352,296
				646,512
	Property/Casualty Insurance - 2.6%
	Navigators Group, Inc.	*	14,800	645,428
	Seabright Insurance Holdings		32,100	533,823
	Tower Group, Inc.		35,600	782,488
				1,961,739
	Research & Development - 0.5%
	Kendle International, Inc.	*##	15,400	396,396

	Retail-Apparel/Shoe - 3.0%
	Charlotte Russe Holding, Inc.	*	39,400	820,702
	Deb Shops, Inc.		26,100	775,953
	United Retail Group, Inc.		51,300	674,595
				2,271,250
	Retail-Discount - 1.0%
	Citi Trends, Inc.	*##	16,700	712,923

	Retail-Mail Order - 0.9%
	The Sportsman's Guide, Inc.	*	28,300	674,955

	Retail-Restaurants - 1.6%
	BJ's Restaurants, Inc.	*##	31,700	724,662
	Cosi, Inc.	*	55,700	462,310
				1,186,972
	Rubber & Plastics - 0.8%
	PW Eagle, Inc.	##	30,800	631,400

	Semiconductor Components-Integrated Circuits - 1.2%
	Anadigics, Inc.	##	143,600	861,600

	Semiconductor Equipment - 1.5%
	Asyst Technologies, Inc.	*	83,800	479,336
	BTU International, Inc.		48,500	611,580
				1,090,916
	Steel-Specialty - 0.6%
	Universal Stainless & Alloy	*	28,900	433,500

	Telecommunications Equipment - 0.6%
	Ditech Communications Corp.	*##	57,600	480,960

	Transport-Services - 0.6%
	Universal Truckload Services	*	20,200	464,600

	Transport-Truck - 0.7%
	USA Truck, Inc.	*	18,900	550,557

	Veterinary Products - 0.9%
	PetMed Express, Inc.	##	45,700	647,569

	Wireless Equipment - 2.8%
	ID Systems, Inc.	*	12,600	300,510
	Novatel Wireless, Inc.	*##	49,000	593,390
	Radyne ComStream, Inc.	*##	42,300	616,311
	RELM Wireless Corp.		82,000	599,420
				2,109,631
	TOTAL COMMON STOCK
	(Cost: $60,570,330)			73,566,525
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 33.2%
	Money Market Funds - 31.4%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	23,353,163	$23,353,163

	Time Deposit - 1.8%
	Wachovia Bank - Grand Cayman
	3.300%, 01/01/06		1,347,258	1,347,258

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $24,700,421)			24,700,421

	TOTAL INVESTMENTS - 132.1%
	(Cost: $85,270,751)			98,266,946
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.1%)			(23,873,308)
	NET ASSETS - 100.0%			$74,393,638

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 30, 2005 (Unaudited)
	U.S. EMERGING GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.2%
	Advanced Materials/Products - 0.7%
	Hexcel Corp.	*##	3,600	$64,980

	Advertising Services - 0.6%
	Ventiv Health, Inc.	*	2,300	54,326

	Aerospace/Defense - 1.7%
	Armor Holdings, Inc.	*##	1,800	76,770
	Esterline Technologies Corp.	*	700	26,033
	United Industrial Corp.		1,400	57,918
				160,721
	Aerospace/Defense-Equipment - 2.3%
	AAR Corp.	*##	3,300	79,035
	BE Aerospace, Inc.	*##	3,300	72,600
	Kaman Corp. Cl. A		3,700	72,853
				224,488
	Airlines - 1.1%
	Airtran Holdings, Inc.	*	3,300	52,899
	SkyWest, Inc.		2,000	53,720
				106,619
	Apparel Manufacturers - 3.3%
	Carter's, Inc.	*##	1,400	82,390
	Guess?, Inc.	*##	2,400	85,440
	Gymboree Corp.	*	3,400	79,560
	Volcom, Inc.	*	2,100	71,421
				318,811
	Applications Software - 1.0%
	American Reprographics Co.		2,500	63,525
	Quest Software, Inc.	*	2,000	29,180
				92,705
	Auto/Truck Parts & Equipment-Original - 0.5%
	Keystone Automotive Industries, Inc.	*##	1,500	47,220

	Beverages-non-Alcoholic - 0.7%
	Hansen Natural Corp.	*	900	70,929

	Building & Construction Products-Miscellaneous - 0.4%
	Drew Industries, Inc.	*##	1,300	36,647

	Building Products-Cement/Aggregate - 0.8%
	Eagle Materials, Inc.	##	600	73,416

	Building Products-Doors & Windows - 1.1%
	Apogee Enterprises, Inc.		6,500	105,430

	Building Products-Light Fixtures - 0.5%
	Genlyte Group, Inc.	*	900	48,213

	Building-Heavy Construction - 0.5%
	Washington Group International, Inc.	*	900	47,673

	Building-Mobil Home/Manufactured Housing - 0.6%
	Champion Enterprises, Inc.	*##	4,100	55,842

	Building-Residential/Commercial - 0.9%
	Desarrolladora Homex SA de CV - ADR	*	1,500	46,020
	Levitt Corp. Cl. A	##	1,800	40,932
				86,952
	Cable TV - 0.3%
	Outdoor Channel Holdings, Inc.	##	2,300	31,050

	Casino Services - 0.4%
	Mikohn Gaming Corp.	*	3,600	35,532

	Circuit Boards - 1.0%
	Multi-Fineline Electronix, Inc.	*##	2,000	96,340

	Coal - 0.5%
	Foundation Coal Holdings, Inc.		1,200	45,600

	Commercial Banks-Western US - 1.2%
	UCBH Holdings, Inc.		3,200	57,216
	SVB Financial Group	*##	1,300	60,892
				118,108
	Commercial Services - 0.4%
	First Advantage Corp. Cl. A		1,600	42,736

	Commercial Services-Finance - 0.5%
	Jackson Hewitt Tax Service, Inc.		1,800	49,878

	Computer Aided Design - 1.2%
	Aspen Technology, Inc.	*	6,400	50,240
	Ansys, Inc.	*##	1,600	68,304
				118,544
	Computer Graphics - 0.3%
	Trident Microsystems, Inc.	*##	1,500	27,000

	Computers - 1.8%
	Rackable Systems, Inc.	*##	6,100	173,728

	Computers-Integrated Systems - 1.0%
	MTS Systems Corp.		1,400	48,496
	Radiant Systems, Inc.	*##	4,200	51,072
				99,568
	Consumer Products-Miscellaneous - 0.9%
	Playtex Products, Inc.	*##	6,500	88,855

	Containers-Paper/Plastic - 0.8%
	Smurfit-Stone Container Corp.	*	5,700	80,769

	Distribution/Wholesale - 2.4%
	Beacon Roofing Supply, Inc.	##	2,200	63,206
	LKQ Corp.	*##	2,700	93,474
	Wesco International, Inc.	*	1,800	76,914
				233,594
	Drug Delivery Systems - 0.4%
	Conor Medsystems, Inc.	*	1,800	34,830

	E-Commerce/Products - 1.0%
	Drugstore.Com, Inc.	*	10,500	29,925
	Nutri/System, Inc.	*##	2,000	72,040
				101,965
	Electric-Integrated - 0.5%
	Pike Electric Corp.	*	2,900	47,038

	Electronic Components-Semiconductors - 2.1%
	Ikanos Communications, Inc.	*	4,600	67,804
	Microsemi Corp.	*##	2,200	60,852
	Supertex, Inc.	*##	1,600	70,800
				199,456
	Electronic Connectors - 0.8%
	Thomas & Betts Corp.	*	1,800	75,528

	Electronic Security Devices - 1.1%
	American Science & Engineering, Inc.	*	600	37,422
	LoJack Corp.	*	2,700	65,151
				102,573
	E-Marketing/Information - 0.7%
	aQuantive, Inc.	*	2,700	68,148

	Engineering/R & D Services - 0.8%
	URS Corp.	*##	2,000	75,220

	Enterprise Software/Services - 1.5%
	Lawson Software, Inc.		5,400	39,690
	Mantech International Corp. Cl. A	*##	2,000	55,720
	Ultimate Software Group, Inc.	*##	2,700	51,489
				146,899
	Entertainment Software - 0.8%
	THQ, Inc.	*	3,450	82,283

	E-Services/Consulting - 0.7%
	RightNow Technologies, Inc.	*##	3,600	66,456

	Finance-Investment Bankers/Brokers - 0.6%
	GFI Group, Inc.	##	1,300	61,659

	Food-Wholesale/Distribution - 0.6%
	Performance Food Group Co.	*##	2,100	59,577

	Footwear & Related Apparel - 0.6%
	Iconix Brand Group, Inc.	*	5,300	54,007

	Hotels & Motels - 0.9%
	Orient-Express Hotels Ltd. Cl. A		2,800	88,256

	Human Resources - 0.4%
	Labor Ready, Inc.	*##	2,000	41,640

	Industrial Automation/Robotics - 1.2%
	Hurco Cos., Inc.	*##	2,100	64,722
	Intermec, Inc.	*##	1,500	50,700
				115,422
	Internet Applications Software - 2.9%
	@Road, Inc.	*	10,900	57,007
	DealerTrack Holdings, Inc.	##	8,700	182,526
	Vignette Corp.		2,700	44,037
				283,570
	Internet Infrastructure Equipment - 0.5%
	Centillium Communications, Inc.	*	13,200	46,200

	Internet Infrastructure Software - 0.7%
	Openwave Systems, Inc.	*##	3,700	64,639

	Internet Telephone - 0.6%
	j2 Global Communications, Inc.	*	1,300	55,562

	Investment Management/Advisor Services - 0.6%
	Affiliated Managers Group	*	700	56,175

	Lasers-Systems/Components - 1.7%
	Cymer, Inc.	*	1,400	49,714
	Electro Scientific Industries, Inc.	*##	2,000	48,300
	Electronics for Imaging	*##	2,400	63,864
				161,878
	Machinery-Construction & Mining - 1.7%
	Astec Industries, Inc.		1,500	48,990
	Bucyrus International, Inc. Cl. A	##	1,000	52,700
	JLG Industries, Inc.		1,400	63,924
				165,614
	Machinery-General Industry - 2.9%
	Gardner Denver, Inc.	*	1,300	64,090
	Manitowoc Co.	##	1,300	65,286
	Middleby Corp.	*	900	77,850
	Wabtec Corp.		2,800	75,320
				282,546
	Medical Information Systems - 0.8%
	Allscripts Healthcare Solutions, Inc.	*##	2,100	28,140
	Quality Systems, Inc.		700	53,732
				81,872
	Medical Instruments - 1.7%
	Angiodynamics, Inc.	*	2,500	63,825
	DexCom, Inc.	*##	3,700	55,204
	NuVasive, Inc.	*##	2,400	43,440
				162,469
	Medical Laser Systems - 0.5%
	LCA-Vision, Inc.	##	1,100	52,261

	Medical-Biomedical/Genetics - 2.7%
	Genomic Health, Inc.	*	2,900	26,419
	InterMune, Inc.	*	2,800	47,040
	Keryx Biopharmaceuticals, Inc.	*	4,900	71,736
	Myogen, Inc.	*	2,800	84,448
	Panacos Pharmaceuticals, Inc.	*	4,200	29,106
				258,749
	Medical-Drugs - 0.6%
	New River Pharmaceuticals, Inc.	##	1,100	57,068

	Medical-HMO - 0.5%
	WellCare Health Plans, Inc.	*	1,300	53,105

	Medical-Outpatient/Home Medical Care - 1.2%
	Option Care, Inc.	##	3,950	52,772
	Radiation Therapy Services, Inc.	*##	1,800	63,558
				116,330
	Non-Ferrous Metals - 0.7%
	RTI International Metals, Inc.	*	1,800	68,310

	Non-Hazardous Waste Disposal - 0.4%
	Waste Connections, Inc.	*	1,100	37,906

	Oil & Gas Drilling - 1.2%
	Bronco Drilling Co., Inc.	##	1,900	43,719
	Pioneer Drilling Co.	*##	4,000	71,720
				115,439
	Oil Companies-Exploration & Production - 0.8%
	GMX Resources, Inc.	*##	2,200	79,200

	Oil Field Machinery & Equipment - 0.9%
	Hydril	*	700	43,820
	Lufkin Industries, Inc.		800	39,896
				83,716
	Oil-Field Services - 4.2%
	Cal Dive International, Inc.	*##	1,400	50,246
	Core Laboratories N.V.		1,200	44,832
	Dresser-Rand Group, Inc.	*##	2,500	60,450
	Global Industries, Ltd.	*	3,800	43,130
	Hornbeck Offshore Services, Inc.	*##	1,800	58,860
	Oceaneering International, Inc.	*	900	44,802
	Superior Energy Services	*	2,500	52,625
	Tetra Technologies, Inc.	*##	1,700	51,884
				406,829
	Pharmacy Services - 0.5%
	HealthExtras, Inc.	*	2,100	52,710

	Physical Practice Management - 0.7%
	American Healthways, Inc.	*	1,500	67,875

	Physical Therapy/Rehabilitation Centers - 0.4%
	Psychiatric Solutions, Inc.	*	700	41,118

	Private Corrections - 0.6%
	Corrections Corp. of America	*	1,400	62,958

	Property/Casualty Insurance - 1.3%
	Navigators Group, Inc.	*	1,300	56,693
	Ohio Casualty Corp.	##	2,400	67,968
				124,661
	Real Estate Management/Services - 1.8%
	Jones Lang LaSalle, Inc.	##	1,000	50,350
	Tarragon Corp.	*##	1,900	39,178
	Trammell Crow Co.	*	3,200	82,080
				171,608
	Remediation Services - 0.5%
	Clean Harbors, Inc.	*	1,700	48,977

	Resorts/Theme Parks - 0.6%
	Vail Resorts, Inc.	*##	1,700	56,151

	Retail-Apparel/Shoe - 3.5%
	Aeropostale, Inc.	*	2,400	63,120
	Charming Shoppes, Inc.	*##	5,500	72,600
	Children's Place Retail Stores, Inc.	*	1,100	54,362
	Dress Barn, Inc.	*	1,300	50,193
	DSW, Inc. Cl. A	*##	2,100	55,062
	Too, Inc.	*	1,600	45,136
				340,473
	Retail-Catalog Shopping - 0.5%
	Coldwater Creek, Inc.	*	1,500	45,795

	Retail-Convenience Store - 0.6%
	Casey's General Stores, Inc.	##	2,400	59,520

	Retail-Leisure Products - 0.7%
	MarineMax, Inc.	*	2,200	69,454

	Retail-Mail Order - 0.7%
	Sportsman's Guide, Inc.	*	2,900	69,165

	Retail-Restaurants - 1.1%
	Denny's Corp.	*	10,400	41,912
	Luby's, Inc.	*##	2,800	37,240
	McCormick & Schmick's Seafood Restaurants, Inc.	*##	1,100	24,871
				104,023
	Retail-Sporting Goods - 0.3%
	Sports Authority, Inc.	*	1,000	31,130

	Retirement/Aged Care - 1.0%
	American Retirement Corp.	*	3,700	92,981

	Rubber & Plastics - 0.6%
	PW Eagle, Inc.	##	3,000	61,500

	Semiconductor Components-Integrated Circuits - 2.0%
	Anadigics, Inc.	##	9,600	57,600
	Atmel Corp.	*	16,900	52,221
	Standard Microsystems Corp.	*	1,200	34,428
	Triquint Semiconductor, Inc.	*	10,500	46,725
				190,974
	Semiconductor Equipment - 3.7%
	Axcelis Technologies, Inc.	*	9,900	47,223
	Cohu, Inc.		1,900	43,453
	GSI Group, Inc.	##	5,200	56,472
	Rudolph Technologies, Inc.	*	4,400	56,672
	Ultratech, Inc.	*##	3,200	52,544
	Varian Semiconductor Equipment Associates, Inc.	*	900	39,537
	Veeco Instruments, Inc.	*	3,600	62,388
				358,289
	Steel Pipe &Tube - 0.5%
	NS Group, Inc.	*	1,100	45,991

	Superconductor Products & Systems - 0.6%
	Intermagnetics General Corp.	*##	1,750	55,825

	Telecommunications Equipment - 0.9%
	Arris Group, Inc.	*	4,900	46,403
	Comtech Telecommunications Corp.	*	1,200	36,648
				83,051
	Therapeutics - 0.8%
	CV Therapeutics, Inc.	*##	2,200	54,406
	United Therapeutics Corp.	*	300	20,736
				75,142
	Transport-Services - 0.7%
	Offshore Logistics, Inc.	*	2,300	67,160

	Transport-Truck - 0.7%
	USA Truck, Inc.	*	2,200	64,086

	Vitamins & Nutrition Products - 0.9%
	Herbalife, Ltd.	*	2,600	84,552

	Wire & Cable Products - 0.6%
	General Cable Corp.	*##	3,100	61,070

	Wireless Equipment - 0.5%
	Novatel Wireless, Inc.	*##	3,700	44,807

	TOTAL COMMON STOCK
	(Cost: $7,904,445)			9,577,715
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 30.5%
	Money Market Funds - 29.2%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	2,819,850	$2,819,850

	Time Deposit - 1.3%
	Citibank Nassau
	3.300%, 01/01/06		127,046	127,046

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $2,946,896)			2,946,896

	TOTAL INVESTMENTS - 129.7%
	(Cost: $10,851,341)			12,524,611
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.7%)			(2,866,738)
	NET ASSETS - 100.0%			$9,657,873

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	U.S. SMALL CAP VALUE FUND
			Number
			of Shares	Value
	COMMON STOCK - 92.1%
	Aerospace/Defense-Equipment - 1.8%
	AAR Corp.	*	99,800	$2,390,210

	Apparel Manufacturers - 1.0%
	Russell Corp.		95,600	1,286,776

	B2B/E-Commerce - 0.4%
	webMethods, Inc.	*	66,700	514,257

	Building & Construction Products-Miscellaneous - 1.1%
	ElkCorp		41,200	1,386,792

	Building & Construction-Miscellaneous - 1.1%
	Dycom Industries, Inc.	*##	64,700	1,423,400

	Chemicals-Specialty - 0.8%
	OM Group, Inc.	*	54,500	1,022,420

	Coal - 0.9%
	Foundation Coal Holdings, Inc.		30,900	1,174,200

	Commercial Banks-Central US - 4.4%
	Amcore Financial, Inc.		42,900	1,304,589
	Associated Banc Corp.		42,450	1,381,747
	Gold Banc Corp., Inc.		88,200	1,607,004
	Macatawa Bank Corp.		18,980	690,492
	Oak Hill Financial, Inc.		25,300	840,466
				5,824,298
	Commercial Banks-Eastern US - 0.7%
	Community Bank Systems, Inc.		39,300	886,215

	Commercial Banks-Western US - 1.0%
	Greater Bay Bancorp		49,400	1,265,628

	Computers-Memory Devices - 1.0%
	Hutchinson Technology, Inc.	*	44,400	1,263,180

	Consumer Products-Miscellaneous - 0.8%
	Prestige Brand Holdings, Inc.	*	79,700	996,250

	Distribution/Wholesale - 1.4%
	Hughes Supply, Inc.		50,100	1,796,085

	Diversified Manufacturing Operations - 1.6%
	ESCO Technologies, Inc.	*	32,800	1,459,272
	Tredegar Corp.		45,200	582,628
				2,041,900
	Electric-Integrated - 1.7%
	CMS Energy Corp.	*	82,300	1,194,173
	El Paso Electric Co.		51,400	1,081,456
				2,275,629
	Electronic Components-Miscellaneous - 2.6%
	Benchmark Electronics, Inc.	*	26,900	904,647
	Methode Electronics, Inc. Cl. A		112,800	1,124,616
	Rogers Corp.	*	33,800	1,324,284
				3,353,547
	Electronic Components-Semiconductors - 0.7%
	IXYS Corp.	*	75,000	876,750

	Finance-Auto Loans - 1.1%
	United PanAm Financial Corp.	*	57,000	1,474,590

	Finance-Investment Bankers/Brokers - 1.1%
	Knight Capital Group, Inc. Cl. A	*	142,400	1,408,336

	Food-Miscellaneous/Diversified - 0.9%
	Ralcorp Holdings, Inc.	*	30,900	1,233,219

	Funeral Services & Related Items - 0.8%
	Stewart Enterprises, Inc. Cl. A		205,100	1,109,591

	Gas-Distribution - 2.0%
	Energen Corp.		40,000	1,452,800
	UGI Corp.		57,300	1,180,380
				2,633,180
	Hotels & Motels - 0.7%
	Jameson Inns, Inc.	*##	427,600	919,340

	Human Resources - 1.1%
	Korn/Ferry International	*	78,900	1,474,641

	Index Fund - Small Cap - 4.5%
	iShares Russell 2000 Value Index Fund	*##	89,700	5,913,921

	Internet Applications Software - 0.6%
	Matrixone, Inc.	*	148,700	742,013

	Lasers-Systems/Components - 1.3%
	Cymer, Inc.	*	24,200	859,342
	Rofin-Sinar Technologies, Inc.	*	18,100	786,807
				1,646,149
	Machinery Tools & Related Products - 1.1%
	Kennametal, Inc.		27,900	1,424,016

	Machinery-Construction & Mining - 1.2%
	Joy Global, Inc.		38,925	1,557,000

	Machinery-General Industry - 3.4%
	Albany International Corp. Cl. A		32,000	1,157,120
	Gardner Denver, Inc.	*	40,100	1,976,930
	Wabtec Corp.		50,800	1,366,520
				4,500,570
	Medical Laser Systems - 1.0%
	Candela Corp.	*	89,900	1,298,156

	Medical Products - 0.8%
	HealthTronics, Inc.	*	135,100	1,033,515

	Medical-Biomedical/Genetics - 0.9%
	Nektar Therapeutics	*	70,600	1,162,076

	Medical-Drugs - 0.3%
	Zymogenetics, Inc.		26,800	455,868

	Medical-Hospitals - 1.1%
	LifePoint Hospitals, Inc.	*	37,400	1,402,500

	Metal-Aluminum - 1.3%
	Century Aluminum Co.	*	65,500	1,716,755

	Motion Pictures & Services - 0.7%
	Lions Gate Entertainment Corp.	*##	127,900	982,272

	Multimedia - 0.9%
	Gemstar-TV Guide International, Inc.	*	445,900	1,163,799

	Networking Products - 1.1%
	3Com Corp.	*	190,000	684,000
	Aeroflex, Inc.	*	73,100	785,825
				1,469,825
	Non-Ferrous Metals - 1.1%
	RTI International Metals, Inc.	*	39,500	1,499,025

	Oil Companies-Exploration & Production - 0.7%
	Forest Oil Corp.	*	19,000	865,830

	Oil-Field Services - 0.7%
	Superior Energy Services, Inc.	*	41,600	875,680

	Physical Practice Management - 1.1%
	Pediatrix Medical Group, Inc.	*	16,000	1,417,120

	Pollution Control - 0.1%
	Duratek, Inc.	*##	10,800	161,244

	Poultry - 0.6%
	Gold Kist, Inc.	*	56,200	840,190

	Power Conversion/Supply Equipment - 1.5%
	Artesyn Technologies, Inc.	*	96,100	989,830
	Power-One, Inc.	*	155,100	933,702
				1,923,532
	Private Corrections - 1.3%
	Corrections Corp. of America	*	38,500	1,731,345

	Property/Casualty Insurance - 2.8%
	Navigators Group, Inc.	*	36,200	1,578,682
	Quanta Capital Holdings, Ltd.	*	102,000	520,200
	Tower Group, Inc.		69,400	1,525,412
				3,624,294
	Publishing-Newspapers - 0.8%
	Lee Enterprises, Inc.		27,100	1,000,261

	Radio - 1.0%
	Entercom Communications Corp. Cl. A	*	22,200	658,674
	Radio One, Inc. Cl. D	*	61,400	635,490
				1,294,164
	REITS-Diversified - 1.0%
	Cousins Properties, Inc.		17,000	481,100
	Washington Real Estate Investment Trust		29,300	889,255
				1,370,355
	REITS-Health Care - 0.8%
	Ventas, Inc.		31,983	1,024,096

	REITS-Hotels - 1.7%
	Ashford Hospitality Trust, Inc.		94,800	994,452
	DiamondRock Hospitality Co.		101,300	1,211,548
				2,206,000
	REITS-Mortgage - 4.5%
	ECC Capital Corp.		227,900	515,054
	Fieldstone Investment Corp.		67,100	795,806
	Jer Investors Trust, Inc. 144A	#	50,400	854,280
	KKR Financial Corp.	*	62,950	1,510,170
	Newcastle Investment Corp.		60,400	1,500,940
	NorthStar Realty Finance Corp.		75,000	764,250
				5,940,500
	REITS-Shopping Centers - 0.8%
	Equity One, Inc.		45,400	1,049,648

	Retail-Apparel/Shoe - 3.2%
	Charlotte Russe Holding, Inc.	*	65,300	1,360,199
	Charming Shoppes, Inc.	*	95,800	1,264,560
	Claires Stores, Inc.		52,200	1,525,284
				4,150,043
	Retail-Convenience Store - 1.1%
	Casey's General Stores, Inc.		58,600	1,453,280

	Retail-Pawn Shops - 1.2%
	Cash America International, Inc.		66,400	1,539,816

	Retail-Restaurants - 0.9%
	Lone Star Steakhouse & Saloon, Inc.	##	48,100	1,141,894

	Rubber-Tires - 0.9%
	Cooper Tire & Rubber Co.		78,900	1,208,748

	Savings & Loans/Thrifts-Central US - 1.0%
	MAF Bancorp, Inc.		31,300	1,295,194

	Savings & Loans/Thrifts-Eastern US - 2.5%
	Brookline Bancorp, Inc.		85,228	1,207,681
	First Niagara Financial Group, Inc.		109,000	1,577,230
	Parkvale Financial Corp.		17,000	479,400
				3,264,311
	Schools - 0.3%
	Concorde Career Colleges, Inc.	*##	25,100	371,480

	Semiconductor Components-Integrated Circuits - 1.4%
	ASE Test, Ltd.	*	122,800	963,980
	ChipMOS TECHNOLOGIES Bermuda, Ltd.	*	150,300	871,740
				1,835,720
	Semiconductor Equipment - 1.3%
	Mattson Technology, Inc.	*	103,700	1,043,222
	Varian Semiconductor Equipment Associates, Inc.	*	15,000	658,950
				1,702,172
	Telecommunications Equipment - 0.9%
	Comtech Telecommunications Corp.	*	39,250	1,198,695

	Telecommunications Services - 0.3%
	Premiere Global Services, Inc.	*	50,600	411,378

	Therapeutics - 2.3%
	CV Therapeutics, Inc.	*	31,900	788,887
	Medarex, Inc.	*	156,800	2,171,680
				2,960,567
	Transport-Marine - 1.0%
	Genco Shipping & Trading, Ltd.	*	73,700	1,285,328

	Transport-Rail - 1.4%
	Genesee & Wyoming, Inc. Cl. A	*	47,950	1,800,523

	Transport-Services - 1.0%
	Universal Truckload Services	*	56,100	1,290,300

	TOTAL COMMON STOCK
	(Cost: $102,064,115)			120,231,602
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 14.2%
	Money Market Funds - 6.5%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	8,466,125	$8,466,125

	Time Deposit - 7.7%
	Wells Fargo Bank - Grand Cayman
	3.300%, 01/01/06		10,053,315	10,053,315

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $18,519,440)			18,519,440

	TOTAL INVESTMENTS - 106.3%
	(Cost: $120,583,555)			138,751,042
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3%)			(8,169,800)
	NET ASSETS - 100.0%			$130,581,242

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain condition for public sale may exist.
	The total market value of 144A securities owned at December 31, 2005 was $854,280 or .65% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	U.S. LARGE CAP VALUE FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.3%
	Aerospace/Defense-Equipment - 1.1%
	United Technologies Corp.		5,000	$279,550

	Applications Software - 3.2%
	Microsoft Corp.		30,200	789,730

	Cable TV - 1.5%
	Comcast Corp. Cl. A	*	13,700	355,652

	Commercial Banks-Eastern US - 3.5%
	North Fork Bancorporation		31,550	863,208

	Computers - 1.5%
	International Business Machines Corp.		4,400	361,680

	Consumer Products-Miscellaneous - 0.8%
	Fortune Brands, Inc.		2,600	202,852

	Diversified Manufacturing Operations - 10.6%
	General Electric Co.		24,600	862,230
	ITT Industries, Inc.		8,800	904,816
	Textron, Inc.		10,700	823,686
				2,590,732
	Electric-Integrated - 2.5%
	Exelon Corp.		11,400	605,796

	Electronic Components-Semiconductors - 2.5%
	Freescale Semiconductor-B	*	24,040	605,087

	Fiduciary Banks - 1.2%
	Bank of New York Co., Inc.		9,400	299,390

	Finance-Investment Bankers/Brokers - 4.4%
	Morgan Stanley Dean Witter & Co.		19,000	1,078,060

	Finance-Mortgage Loan/Banker - 3.4%
	Countrywide Credit Industries, Inc.		24,400	834,236

	Financial Guarantee Insurance - 3.2%
	Ambac Financial Group, Inc.		10,200	786,012

	Industrial Gases - 2.0%
	Praxair, Inc.		9,400	497,824

	Medical-Drugs - 4.1%
	Abbott Laboratories		8,300	327,269
	Pfizer, Inc.		28,800	671,616
				998,885
	Medical-HMO - 2.6%
	Wellpoint, Inc.	*	7,900	630,341

	Multi-line Insurance - 6.8%
	Allstate Corp.		9,100	492,037
	American International Group, Inc.		17,100	1,166,733
				1,658,770
	Multimedia - 3.8%
	Time Warner, Inc.		39,200	683,648
	Walt Disney Co.		9,900	237,303
				920,951
	Oil Companies-Exploration & Production - 3.2%
	Apache Corp.		11,550	791,406

	Oil Companies-Integrated - 11.3%
	ConocoPhillips		19,120	1,112,401
	Exxon Mobil Corp.		15,300	859,401
	Marathon Oil Corp.		13,200	804,804
				2,776,606
	Retail-Apparel/Shoe - 2.5%
	Gap, Inc.		35,000	617,400

	Retail-Regional Department Stores - 4.0%
	Federated Department Stores, Inc.		14,800	981,684

	Savings & Loans/Thrifts-Western US - 4.4%
	Washington Mutual, Inc.		24,600	1,070,100

	Steel-Producers - 2.5%
	United States Steel Corp.		12,700	610,489

	Super-Regional Banks-US - 8.4%
	Bank of America Corp.		10,712	494,359
	US Bancorp		21,000	627,690
	Wells Fargo & Co.		15,000	942,450
				2,064,499
	Telephone-Integrated - 2.7%
	Sprint Corp.		19,900	464,864
	Verizon Communications, Inc.		6,400	192,768
				657,632
	Tobacco - 1.6%
	Altria Group, Inc.		5,200	388,544

	TOTAL COMMON STOCK
	(Cost: $20,280,090)			24,317,116
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 9.8%
	Time Deposit - 9.8%
	HSBC Bank USA - Grand Cayman
	3.300%, 01/01/06
	( Cost: $2,409,273)		2,409,273	$2,409,273

	TOTAL INVESTMENTS - 109.1%
	(Cost: $22,689,363)			26,726,389
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1%)			(2,220,997)
	NET ASSETS - 100.0%			$24,505,392

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	U.S. SYSTEMATIC LARGE CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.9%
	Aerospace/Defense - 4.1%
	Boeing Co.		1,500	$105,360
	Lockheed Martin Corp.		2,900	184,527
	Raytheon Co.		2,900	116,435
				406,322
	Agricultural Operations - 3.5%
	Archer-Daniels-Midland Co.		7,100	175,086
	Monsanto Co.		2,200	170,566
				345,652
	Applications Software - 1.6%
	Microsoft Corp.		4,200	109,830
	Red Hat, Inc.	*	2,000	54,480
				164,310
	Beverages-non-Alcoholic - 2.0%
	Coca-Cola Co.		5,000	201,550

	Beverages-Wine/Spirits - 1.0%
	Anheuser Busch, Inc.		2,400	103,104

	Building Products-Cement/Aggregate - 1.4%
	Martin Marietta Materials, Inc.		1,800	138,096

	Building-Residential/Commercial - 1.2%
	KB Home		1,700	123,522

	Chemicals-Diversified - 0.6%
	PPG Industries, Inc.		1,100	63,690

	Chemicals-Specialty - 1.1%
	Eastman Chemical Co.		2,200	113,498

	Computer Services - 0.9%
	Electronic Data Systems Corp.		3,700	88,948

	Computers - 3.7%
	Hewlett-Packard Co.		3,500	100,205
	International Business Machines Corp.		3,300	271,260
				371,465
	Computers-Memory Devices - 1.8%
	EMC Corp.	*	13,100	178,422

	Cosmetics & Toiletries - 0.6%
	Procter & Gamble Co.		975	56,433

	Data Processing/Management - 1.3%
	Fair, Isaac & Co., Inc.		2,900	128,093

	Diversified Manufacturing Operations - 2.8%
	General Electric Co.		8,000	280,400

	Diversified Operations/Commercial Services - 1.0%
	Cendant Corp.		5,600	96,600

	Electric Products-Miscellaneous - 1.5%
	Emerson Electric Co.		2,000	149,400

	Electric-Integrated - 1.3%
	TXU Corp.		2,600	130,494

	Electronic Components-Semiconductors - 10.1%
	Broadcom Corp. Cl. A	*	1,100	51,865
	Intel Corp.		16,200	404,352
	Intersil Corp. Cl. A	*	4,700	116,936
	LSI Logic Corp.	*	10,800	86,400
	National Semiconductor Corp.		5,700	148,086
	Texas Instruments, Inc.		6,400	205,248
				1,012,887
	Electronic Measure Instruments - 1.2%
	Agilent Technologies, Inc.	*	3,500	116,515

	Enterprise Software/Services - 1.8%
	Oracle Corp.	*	15,000	183,150

	Health Care Cost Containment - 1.7%
	McKesson Corp.		3,300	170,247

	Home Decoration Products - 1.1%
	Newell Rubbermaid, Inc.		4,400	104,632

	Instruments-Controls - 1.3%
	Parker-Hannifin Corp.		1,900	125,324

	Instruments-Scientific - 1.3%
	Fisher Scientific International, Inc.	*	2,100	129,906

	Internet Security - 0.9%
	CheckFree Corp.	*	1,900	87,210

	Medical Information Systems - 1.0%
	IMS Health, Inc.		4,100	102,172

	Medical Products - 5.4%
	Becton Dickinson & Co.		2,200	132,176
	Johnson & Johnson		6,700	402,670
				534,846
	Medical-Biomedical/Genetics - 0.9%
	Amgen, Inc.	*	1,200	94,632

	Medical-Drugs - 1.2%
	Abbott Laboratories		3,100	122,233

	Medical-HMO - 4.7%
	Aetna, Inc.		1,800	169,758
	UnitedHealth Group, Inc.		4,800	298,272
				468,030
	Medical-Nursing Homes - 1.3%
	Manor Care, Inc.		3,200	127,264

	Medical-Wholesale Drug Distributors - 0.8%
	Cardinal Health, Inc.		1,200	82,500

	Multi-line Insurance - 1.2%
	Allstate Corp.		2,300	124,361

	Multimedia - 1.3%
	Viacom, Inc. Cl. B		4,000	130,400

	Networking Products - 1.1%
	Cisco Systems, Inc.	*	6,400	109,568

	Oil & Gas Drilling - 5.1%
	Diamond Offshore Drilling		1,900	132,164
	Helmerich & Payne		1,600	99,056
	Pride International, Inc.	*	4,900	150,675
	Transocean Sedco Forex, Inc.	*	1,900	132,411
				514,306
	Oil Companies-Exploration & Production - 1.3%
	Devon Energy Corp.		2,000	125,080

	Oil Companies-Integrated - 1.1%
	ConocoPhillips		1,800	104,724

	Optical Supplies - 1.3%
	Alcon, Inc.		1,000	129,600

	Pharmacy Services - 0.9%
	Express Scripts, Inc. Cl. A.		1,100	92,180

	Property/Casualty Insurance - 1.0%
	Chubb Corp.		1,000	97,650

	Radio - 0.8%
	Sirius Satellite Radio, Inc.	*##	11,700	78,390

	Research & Development - 1.3%
	Pharmaceutical Product Development, Inc.	*	2,100	130,095

	Retail-Apparel/Shoe - 1.3%
	Claires Stores, Inc.		4,500	131,490

	Retail-Automobile - 0.5%
	Copart, Inc.		2,100	48,426

	Retail-Major Department Stores - 1.3%
	JC Penney Co., Inc.		2,400	133,440

	Retail-Regional Department Stores - 1.0%
	Federated Department Stores, Inc.		1,500	99,495

	Retail-Restaurants - 2.5%
	Darden Restaurants, Inc.		2,600	101,088
	McDonalds Corp.		3,000	101,160
	Yum! Brands, Inc.		1,000	46,880
				249,128
	Steel-Producers - 0.9%
	Nucor Corp.		1,400	93,408

	Telecommunications Equipment - 1.2%
	QUALCOMM, Inc.		2,700	116,316

	Telecommunications Equipment Fiber Optics - 1.6%
	Corning, Inc.	*	8,200	161,212

	Transport-Rail - 3.2%
	Burlington Northern Santa Fe Corp.		2,100	148,722
	CSX Corp.		3,300	167,541
				316,263
	Transport-Services - 2.9%
	Laidlaw International Inc.		3,900	90,597
	United Parcel Service, Inc. Cl. B		2,600	195,390
				285,987
	Transport-Truck - 0.5%
	CNF, Inc.		900	50,301

	Wireless Equipment - 0.5%
	Motorola, Inc.		2,400	54,216

	TOTAL COMMON STOCK
	(Cost: $9,026,476)			9,977,583
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 0.8%
	Money Market Funds - 0.8%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**
	( Cost: $80,500)		80,500	$80,500

	TOTAL INVESTMENTS - 100.7%
	(Cost: $9,106,976)			10,058,083
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)			(65,645)
	NET ASSETS - 100.0%			$9,992,438

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	U.S. SYSTEMATIC SMID GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 94.8%
	Aerospace/Defense-Equipment - 0.2%
	BE Aerospace, Inc.	*	1,800	$39,600

	Apparel Manufacturers - 0.7%
	Coach, Inc.	*	2,200	73,348
	VF Corp.		1,700	94,078
				167,426
	Applications Software - 2.1%
	Compuware Corp.	*	25,800	231,426
	Progress Software Corp.	*	1,400	39,732
	Red Hat, Inc.	*	7,700	209,748
				480,906
	Auto/Truck Parts & Equipment-Original - 0.8%
	TRW Automotive Holdings Corp.	*	7,300	192,355

	Building & Construction Products-Miscellaneous - 0.9%
	Masco Corp.		4,000	120,760
	Vulcan Materials Co.		1,300	88,075
				208,835
	Building Products-Cement/Aggregate - 1.0%
	Martin Marietta Materials, Inc.		3,100	237,832

	Building-Maintenance & Service - 1.2%
	Rollins, Inc.		13,900	273,969

	Building-Residential/Commercial - 2.6%
	KB Home		3,600	261,576
	Meritage Homes Corp.	*	1,200	75,504
	Standard-Pacific Corp.		6,900	253,920
				591,000
	Cable TV - 1.3%
	Cablevision Systems Corp. Cl. A	*	12,500	293,375

	Chemicals-Specialty - 1.3%
	Chemtura Corp.		3,400	43,180
	Eastman Chemical Co.		5,100	263,109
				306,289
	Coal - 0.1%
	Alliance Resource Partners LP		800	29,760

	Commercial Banks-Southern US - 0.2%
	Hancock Holding Co.		1,200	45,372

	Commercial Services - 0.2%
	Quanta Services, Inc.	*	3,800	50,046

	Computer Services - 1.2%
	Reynolds & Reynolds Co. Cl. A		7,400	207,718
	SYKES Enterprises, Inc.	*	5,700	76,209
				283,927
	Computers-Integrated Systems - 1.3%
	Intergraph Corp.	*	5,700	283,917
	McData Corp. Cl. A	*	6,800	25,840
				309,757
	Computers-Memory Devices - 1.4%
	Network Appliance, Inc.	*	3,300	89,100
	Western Digital Corp.	*	13,000	241,930
				331,030
	Consulting Services - 1.3%
	Corporate Executive Board Co.	*	3,200	287,040

	Consumer Products-Miscellaneous - 0.5%
	CNS, Inc.		3,000	65,730
	Tupperware Brands Corp.		1,700	38,080
				103,810
	Containers-Metal/Glass - 1.0%
	Crown Holdings, Inc.		11,400	222,642

	Data Processing/Management -2.3%
	CSG Systems International	*	5,900	131,688
	Dun & Bradstreet Corp.	*	5,800	388,368
				520,056
	Decision Support Software - 0.2%
	SPSS, Inc.	*	1,400	43,302

	Distribution/Wholesale - 1.4%
	Genuine Parts Co.		5,200	228,384
	WW Grainger, Inc.		1,200	85,320
				313,704
	Diversified Manufacturing Operations - 2.0%
	ITT Industries, Inc.		1,000	102,820
	Parker-Hannifin Corp.		1,900	125,324
	Teleflex, Inc.		3,500	227,430
				455,574
	Diversified Operations/Commercial Services - 0.4%
	Aramark Corp. Cl. B		3,300	91,674

	Drug Delivery Systems - 0.8%
	Hospira, Inc.		4,200	179,676

	E-Commerce/Services - 0.0%
	Emdeon Corp.		829	7,013

	Educational Software - 0.5%
	Blackboard, Inc.		3,600	104,328

	Electric-Integrated - 0.2%
	PNM Resources, Inc.		1,900	46,531

	Electronic Components-Miscellaneous - 0.7%
	Sanmina-SCI Corp.	*	6,600	28,116
	Solectron Corp.	*	37,700	137,982
				166,098
	Electronic Components-Semiconductors - 5.6%
	Broadcom Corp. Cl. A	*	3,600	169,740
	Freescale Semiconductor, Inc. Cl. B	*	5,600	140,952
	Intersil Corp. Cl. A	*	7,100	176,648
	LSI Logic Corp.	*	26,300	210,400
	Microchip Technology, Inc.		4,300	138,245
	National Semiconductor Corp.		10,600	275,388
	PMC - Sierra, Inc.	*	4,600	35,466
	Silicon Laboratories, Inc.	*	2,700	98,982
	Zoran Corp.	*	2,700	43,767
				1,289,588
	Electronic Connectors - 1.5%
	Thomas & Betts Corp.	*	8,100	339,876

	Electronic Measure Instruments - 1.4%
	Agilent Technologies, Inc.	*	8,300	276,307
	Itron, Inc.	*	1,300	52,052
				328,359
	Electronic Parts Distribution - 0.6%
	Arrow Electronics, Inc.		4,000	128,120

	Electronics-Military - 0.8%
	L-3 Communications Holdings, Inc.		2,400	178,440

	Engineering/R & D Services - 0.4%
	EMCOR Group, Inc.	*	1,400	94,542

	Engines-Internal Combust - 0.8%
	Cummins, Inc.		2,100	188,433

	Enterprise Software/Services - 0.2%
	Mantech International Corp. Cl. A	*	1,800	50,148

	Finance-Commercial - 0.4%
	CIT Group, Inc.		1,600	82,848

	Finance-Investment Bankers/Brokers - 0.6%
	Investment Technology Group, Inc.	*	3,900	138,216

	Finance-Mortgage Loan/Banker - 0.2%
	CharterMac		1,800	38,124

	Food-Miscellaneous/Diversified - 0.3%
	Seaboard Corp.		40	60,440

	Food-Retail - 0.1%
	Weis Markets, Inc.		600	25,824

	Funeral Services & Related Items - 0.5%
	Service Corp. International	*	13,600	111,248

	Gas-Distribution - 0.3%
	Nicor, Inc.		900	35,379
	Piedmont Natural Gas Co.	##	1,800	43,488
				78,867
	Health Care Cost Containment - 0.6%
	McKesson Corp.		2,700	139,293

	Home Decoration Products - 0.5%
	Newell Rubbermaid, Inc.		5,100	121,278

	Industrial Automation/Robotics - 0.8%
	Rockwell Automation, Inc.		3,200	189,312

	Instruments-Scientific - 1.0%
	PerkinElmer, Inc.		9,900	233,244

	Internet Applications Software - 0.2%
	RealNetworks, Inc.	*	4,800	37,248

	Internet Security - 1.9%
	CheckFree Corp.	*	3,900	179,010
	Internet Security Systems, Inc.	*	900	18,855
	McAfee, Inc.	*	4,400	119,372
	VeriSign, Inc.	*	5,300	116,176
				433,413
	Investment Management/Advisor Services - 0.5%
	Alliance Capital Management Holding LP		2,200	124,278

	Lasers-Systems/Components - 0.6%
	Cymer, Inc.	*	3,600	127,836

	Life/Health Insurance - 0.2%
	Phoenix Cos, Inc.		3,100	42,284

	Machinery-Construction & Mining - 0.5%
	JLG Industries, Inc.		1,500	68,490
	Joy Global, Inc.		1,050	42,000
				110,490
	Medical Information Systems - 0.8%
	IMS Health, Inc.		5,800	144,536
	Per-Se Technologies, Inc.	*	1,400	32,704
				177,240
	Medical Instruments - 0.6%
	Natus Medical, Inc.	*	4,600	74,244
	Thoratec Corp.	*	3,400	70,346
				144,590
	Medical Labs&Testing Services - 0.7%
	Quest Diagnotics, Inc.		3,000	154,440

	Medical Products - 0.2%
	Haemonetics Corp.	*	800	39,088

	Medical-Biomedical/Genetics - 0.6%
	Celgene Corp.	*	2,000	129,600

	Medical-Drugs - 1.6%
	Allergan, Inc.		1,600	172,736
	Forest Laboratories, Inc. Cl. A	*	3,300	134,244
	Viropharma, Inc.	*	2,900	53,795
				360,775
	Medical-Generic Drugs - 0.8%
	Mylan Laboratories , Inc.		9,600	191,616

	Medical-HMO - 3.3%
	Coventry Health Care, Inc.	*	3,525	200,784
	Health Net, Inc.	*	4,000	206,200
	Humana, Inc.	*	4,900	266,217
	Magellan Health Services, Inc.	*	1,500	47,175
	Sierra Health Services, Inc.	*	500	39,980
				760,356
	Medical-Nursing Homes - 0.3%
	Genesis Healthcare Corp.	*	1,900	69,388

	Medical-Outpatient/Home Medical Care - 0.6%
	Lincare Holdings, Inc.		2,200	92,202
	Odyssey Healthcare, Inc.	*	2,100	39,144
				131,346
	Medical-Wholesale Drug Distributors - 0.5%
	AmeriSourceBergen Corp.		2,800	115,920

	Metal Processors & Fabrication - 1.2%
	Precision Castparts Corp.		4,500	233,145
	Quanex Corp.		800	39,976
				273,121
	Multi-line Insurance - 0.6%
	CNA Financial Corp.	*	4,400	144,012

	Office Furnishings-Original - 0.5%
	HNI Corp.		1,900	104,367

	Oil & Gas Drilling - 5.6%
	Diamond Offshore Drilling, Inc.		4,000	278,240
	ENSCO International, Inc.		3,900	172,965
	Helmerich & Payne, Inc.		5,900	365,269
	Pride International, Inc.	*	13,700	421,275
	Todco Cl. A		1,400	53,284
				1,291,033
	Oil Companies-Exploration & Production - 2.5%
	Callon Petroleum Co.	*	2,600	45,890
	Kerr-McGee Corp.		2,200	199,892
	Pogo Producing Co.		2,300	114,563
	Swift Energy Co.	*	1,200	54,084
	Unit Corp.	*	1,200	66,036
	Whiting Petroleum Corp.	*	2,600	104,000
				584,465
	Oil Companies-Integrated - 1.1%
	Amerada Hess Corp.		2,000	253,640

	Oil Field Machinery & Equipment - 0.2%
	Grant Prideco, Inc.	*	1,300	57,356

	Oil Refining & Marketing - 1.6%
	Frontier Oil Corp.		3,500	131,355
	Giant Industries, Inc.	*	700	36,372
	Sunoco, Inc.		2,600	203,788
				371,515
	Oil-Field Services - 0.5%
	Global Industries, Ltd.	*	5,600	63,560
	Universal Compression Holdings, Inc.	*	1,500	61,680
				125,240
	Optical Supplies - 0.1%
	Oakley, Inc.		1,300	19,097

	Pharmacy Services - 0.9%
	Express Scripts, Inc. Cl. A.		2,500	209,500

	Physical Practice Management - 0.2%
	Pediatrix Medical Group, Inc.	*	600	53,142

	Pipelines - 0.5%
	Williams Cos., Inc.		5,200	120,484

	Property/Casualty Insurance - 1.7%
	WR Berkley Corp.		6,450	307,149
	Zenith National Insurance Corp.		1,650	76,098
				383,247
	Racetracks - 0.6%
	Penn National Gaming, Inc.	*	3,900	128,505

	Radio - 0.8%
	Entercom Communications Corp. Cl. A	*	1,200	35,604
	Sirius Satellite Radio, Inc.	*##	22,000	147,400
				183,004
	Real Estate Management/Services - 0.2%
	Jones Lang LaSalle, Inc.		800	40,280

	Reinsurance - 0.1%
	Aspen Insurance Holdings, Ltd.		1,300	30,771

	Research & Development - 1.7%
	Albany Molecular Research, Inc.	*	3,500	42,525
	Kendle International, Inc.	*	3,300	84,942
	Pharmaceutical Product Development, Inc.	*	4,300	266,385
				393,852
	Retail-Apparel/Shoe - 3.2%
	Claire's Stores, Inc.		7,800	227,916
	Ltd Brands		5,600	125,160
	Men's Wearhouse, Inc.	*	1,200	35,328
	Nordstrom, Inc.		6,000	224,400
	Payless Shoesource, Inc.	*	3,700	92,870
	Stein Mart, Inc.		1,600	29,040
				734,714
	Retail-Auto Parts - 0.6%
	Autozone, Inc.	*	1,500	137,625

	Retail-Drug Store - 0.1%
	Longs Drug Stores Corp.		800	29,112

	Retail-Propane Distrib - 0.3%
	Amerigas Partners LP		2,100	59,367

	Retail-Regional Department Stores - 0.8%
	Dillards, Inc. Cl. A		2,800	69,496
	Federated Department Stores, Inc.		1,800	119,394
				188,890
	Retail-Restaurants - 1.1%
	Applebee's International, Inc.		5,200	117,468
	Brinker International, Inc.	*	1,900	73,454
	Yum! Brands, Inc.		1,200	56,256
				247,178
	Retirement/Aged Care - 0.3%
	American Retirement Corp.	*	2,400	60,312

	Semiconductor Components-Integrated Circuits - 0.7%
	Emulex Corp.	*	3,700	73,223
	Integrated Device Technology, Inc.	*	3,500	46,130
	Triquint Semiconductor, Inc.	*	8,500	37,825
				157,178
	Semiconductor Equipment - 0.2%
	Axcelis Technologies, Inc.	*	10,700	51,039

	Steel-Producers - 0.7%
	Nucor Corp.		2,400	160,128

	Telecommunications Equipment - 1.5%
	Harris Corp.		6,300	270,963
	Nice Systems, Ltd. - ADR	*	1,300	62,608
				333,571
	Telecommunications Services - 0.3%
	Intrado, Inc.	*	3,100	71,362

	Tools-Hand Held - 0.6%
	Black & Decker Corp.		1,600	139,136

	Transport-Rail - 1.0%
	CSX Corp.		4,700	238,619

	Transport-Services - 0.9%
	Laidlaw International, Inc.		8,500	197,455

	Transport-Truck - 0.6%
	CNF, Inc.		2,300	128,547

	Trucking & Leasing - 1.3%
	GATX Corp.		8,300	299,464

	Web Portals/ISP - 0.3%
	Trizetto Group	*	3,500	59,465

	Wireless Equipment - 1.4%
	Crown Castle International Corp.	*	11,900	320,229

	TOTAL COMMON STOCK
	(Cost: $20,614,040)			21,729,057
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 3.7%
	Money Market Funds - 0.7%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	157,550	$157,550

	Time Deposit - 3.0%
	HSBC Bank USA - Grand Cayman
	3.300%, 01/01/06		686,806	686,806

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $844,356)			844,356

	TOTAL INVESTMENTS - 98.5%
	(Cost: $21,458,396)			22,573,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			352,370
	NET ASSETS - 100.0%			$22,925,783

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.
ADR - American Depository receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	U.S. CONVERTIBLE FUND
			Principal
			Amount	Value
	CONVERTIBLE CORPORATE BOND - 75.3%
	Aerospace/Defense - 2.0%
	Lockheed Martin Corp.	++
	4.090%, 08/15/33		505,000	$541,047
	United Industrial Corp.
	3.750%, 09/15/24		105,000	131,775
				672,822
	Applications Software - 1.6%
	Red Hat, Inc.
	0.500%, 01/15/24		475,000	557,531
	Broadcast Services/Programming - 1.4%
	Liberty Media Corp.
	0.750%, 03/30/23		445,000	478,375
	Casino Hotels - 1.5%
	Caesars Entertainment, Inc.	++
	4.150%, 04/15/24		390,000	498,931
	Casino Services - 1.5%
	Scientific Games Corp. 144A	#
	0.750%, 12/01/24		480,000	516,600
	Cellular Telecommunications - 2.9%
	Nextel Communications, Inc.
	5.250%, 01/15/10		465,000	466,744
	NII Holdings, Inc. 144A	#
	2.750%, 08/15/25		480,000	523,800
				990,544
	Computer Services - 0.5%
	Electronic Data Systems Corp.
	3.875%, 07/15/23		165,000	165,412
	Computers-Peripheral Equipment - 1.5%
	Electronics for Imaging
	1.500%, 06/01/23		450,000	500,062
	Data Processing/Management - 0.9%
	Fair Isaac Corp.
	1.500%, 08/15/23		285,000	317,419
	Distribution/Wholesale - 1.0%
	WESCO International, Inc. 144A	#
	2.625%, 10/15/25		280,000	338,450
	Diversified Manufacturing Operations - 3.5%
	Actuant Corp.
	2.000%, 11/15/23		446,000	651,160
	Roper Industries, Inc.
	1.481%, 01/15/34		985,000	544,213
				1,195,373
	Drug Delivery Systems - 1.5%
	Alza Corp.
	0.000% , 07/28/20		610,000	506,300
	Electric-Integrated - 2.9%
	CMS Energy Corp.
	2.875%, 12/01/24		410,000	479,188
	PPL Energy Supply LLC
	2.625%, 05/15/23		414,000	497,835
				977,023
	Electronics-Military - 1.5%
	L-3 Communications Corp. 144A	#
	3.000%, 08/01/35		500,000	496,875
	Engineering/R & D Services - 1.6%
	Fluor Corp.
	1.500%, 02/15/24		370,000	529,562
	Enterprise Software/Services - 1.4%
	Computer Associates International, Inc.
	1.625%, 12/15/09		322,000	461,667
	Finance-Consumer Loans - 1.4%
	SLM Corp.	++
	4.150%, 07/25/35		470,000	483,433
	Instruments-Scientific - 1.4%
	Fisher Scientific International, Inc.
	3.250%, 03/01/24		470,000	469,412
	Internet Infrastructure Software - 1.0%
	Openwave Systems, Inc.
	2.750%, 09/09/08		290,000	330,963
	Investment Management/Advisor Services - 0.8%
	BlackRock, Inc.
	2.625%, 02/15/35		220,000	255,200
	Machinery-Electrical - 0.7%
	Regal-Beloit Corp.
	2.750%, 03/15/24		165,000	235,950
	Medical Instruments - 1.8%
	Medtronic, Inc.
	1.250%, 09/15/21		595,000	605,412
	Medical Products - 0.2%
	Mentor Corp.
	2.750%, 01/01/24		40,000	64,600
	Medical-Biomedical/Genetics - 3.2%
	Celgene Corp.
	1.750%, 06/01/08		145,000	390,956
	Genzyme Corp.
	1.250%, 12/01/23		450,000	510,187
	PDL BioPharma, Inc.
	2.000%, 02/15/12		140,000	186,375
				1,087,518
	Medical-Drugs - 2.5%
	Teva Pharmaceutical Finance LLC
	0.250%, 02/01/24		485,000	606,250
	Wyeth	++
	3.320%, 01/15/24		240,000	248,770
				855,020
	Metal-Diversified - 1.3%
	Inco, Ltd.
	0.000% , 03/29/21		397,000	457,046
	Multi-line Insurance - 1.2%
	American Financial Group, Inc.
	1.486%, 06/02/33		855,000	397,575
	Networking Products - 1.6%
	Anixter International, Inc.
	0.000% , 07/07/33		895,000	544,831
	Oil & Gas Drilling - 3.2%
	Diamond Offshore Drilling, Inc.
	1.500%, 04/15/31		385,000	552,956
	Pride International, Inc.
	3.250%, 05/01/33		390,000	515,775
				1,068,731
	Oil-Field Services - 1.9%
	Schlumberger, Ltd.
	1.500%, 06/01/23		460,000	634,800
	Optical Supplies - 1.3%
	Bausch & Lomb, Inc.	++
	4.422%, 08/01/23		332,000	448,668
	Pharmacy Services - 1.5%
	Omnicare, Inc.
	3.250%, 12/15/35		500,000	498,750
	Printing-Commercial - 2.4%
	Bowne & Co., Inc.
	5.000%, 10/01/33		460,000	498,410
	Quebecor World USA, Inc.
	6.000%, 10/01/07		315,000	308,700
				807,110
	Retail-Apparel/Shoe - 1.4%
	Dress Barn, Inc.
	2.500%, 12/15/24		240,000	466,800
	Retail-Building Products - 1.6%
	Lowe's Cos., Inc.
	0.000% , 02/16/21		500,000	550,625
	Retail-Convenience Store - 0.4%
	Pantry, Inc. 144A	#
	3.000%, 11/15/12		125,000	146,094
	Retail-Music Store - 0.5%
	Guitar Center, Inc.
	4.000%, 07/15/13		111,000	165,251
	Rubber-Tires - 1.5%
	Goodyear Tire & Rubber Co. 144A	#
	4.000%, 06/15/34		315,000	492,975
	Semiconductor Components-Integrated Circuits - 1.3%
	Cypress Semiconductor Corp.
	1.250%, 06/15/08		400,000	455,000
	Super-Regional Banks-US - 1.6%
	Wells Fargo & Co.	++
	4.000%, 05/01/33		540,000	537,640
	Telecommunications Equipment - 3.0%
	Comverse Technology, Inc.
	0.000% , 05/15/23		364,000	551,005
	Harris Corp.
	3.500%, 08/15/22		245,000	472,850
				1,023,855
	Telephone-Integrated - 3.0%
	CenturyTel, Inc.
	4.750%, 08/01/32		550,000	561,688
	Qwest Communications International, Inc.
	3.500%, 11/15/25		400,000	465,500
				1,027,188
	Toys - 1.4%
	Hasbro, Inc.
	2.750%, 12/01/21		460,000	490,475
	Web Portals/ISP - 1.6%
	Yahoo!, Inc.
	0.000%, 04/01/08		275,000	528,344
	Wireless Equipment - 3.4%
	American Tower Corp.
	3.000%, 08/15/12		430,000	621,350
	Crown Castle International Corp.
	4.000%, 07/15/10		212,000	535,565
				1,156,915
	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost: $22,851,075)			25,489,127
			Principal
			Amount	Value
	CONVERTIBLE PREFERRED STOCK - 18.1%
	Cellular Telecommunications - 2.1%
	Alamosa Holdings, Inc.
	7.500%, 07/31/13		510	$699,401
	Coal - 1.7%
	Arch Coal, Inc.
	5.000%, 12/31/49		2,905	562,481
	Diversified Operations - 1.8%
	Williams Holdings of Delaware
	5.500%, 06/01/33		5,490	617,625
	Electric-Generation - 1.5%
	AES Trust III
	6.750%, 10/15/29		11,568	513,619
	Fiduciary Banks - 0.1%
	State Street Corp.
	0.000% , 01/00/00		2,015	36,330
	Finance-Investment Bankers/Brokers - 3.0%
	Citigroup Funding, Inc.	++
	0.000% , 09/27/08		15,145	497,513
	E*Trade Financial Corp.
	0.000% , 01/00/00		18,300	521,184
				1,018,697
	Financial Guarantee Insurance - 1.4%
	PMI Group, Inc.
	5.875%, 11/15/06		19,250	474,513
	Medical-Drugs - 1.5%
	Schering-Plough Corp.	*
	6.000%, 09/14/07		9,491	510,521
	Multi-line Insurance - 3.1%
	Hartford Financial Services Group, Inc.
	7.000%, 08/16/06		6,855	528,726
	Metlife, Inc.
	6.375%, 08/15/08		18,550	511,053
				1,039,779
	Oil Companies-Exploration & Production - 1.4%
	Chesapeake Energy Corp.
	5.000%, 12/31/49		2,420	475,228
	Steel-Producers - 0.5%
	United States Steel Corp.
	7.000%, 06/15/06		1,060	163,108
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost: $4,577,715)			6,111,302
			Number
			of Shares	Value
	COMMON STOCK - 4.1%
	Fiduciary Banks - 1.4%
	State Street Corp.		8,161	$452,446

	Life/Health Insurance - 1.0%
	Prudential Financial, Inc.		4,725	345,823

	Medical-HMO - 1.7%
	WellPoint, Inc.	*	7,321	584,142

	TOTAL COMMON STOCK
	(Cost: $769,038)			1,382,411
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 1.5%
	Time Deposit - 1.5%
	HSBC Bank USA - Grand Cayman
	3.300%, 01/01/06
	( Cost: $526,215)		526,215	$526,215

	TOTAL INVESTMENTS - 99.0%
	(Cost: $28,724,043)			33,509,055
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			325,862
	NET ASSETS - 100.0%			$33,834,917

*	Non-income producing securities.
#	144A Security. Certain condition for public sale may exist. The total market value of 144A securities
	owned at December 31, 2005 was $2,514,794 or 7.43% of net assets.
++	The coupon rate shown on floating rate securities represents the rate at period end.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	GLOBAL SELECT FUND
			Number
			of Shares	Value
	COMMON STOCK - 97.3%
	France - 6.1%
	Generale De Sante		34,600	$1,187,642
	PPR S.A.		16,357	1,835,814
	Publicis Groupe		46,118	1,599,315
	Sanofi - Aventis S.A.		25,862	2,257,409
	STMicroelectronics NV		75,504	1,351,051
	Veolia Environment		36,338	1,639,062
				9,870,293
	Germany - 2.5%
	BASF AG		18,871	1,440,399
	Commerzbank AG		45,419	1,393,995
	Hypo Real Estate Holding AG		21,286	1,104,245
				3,938,639
	Hong Kong - 4.5%
	Cheung Kong Holdings, Ltd.		166,000	1,705,270
	Hopewell Holdings, Ltd.		456,000	1,146,830
	Hutchison Telecommunications International, Ltd.	*	1,004,000	1,450,278
	Jardine Matheson Holdings, Ltd.		90,800	1,561,760
	New World Development, Ltd.		993,000	1,370,353
				7,234,491
	Ireland - 1.3%
	CRH PLC		72,375	2,121,272

	Israel - 1.3%
	Israel Chemical, Ltd.		266,503	1,051,829
	Syneron Medical, Ltd.	*	29,400	933,450
				1,985,279
	Italy - 3.0%
	Luxottica Group SpA		76,690	1,938,551
	Sanpaolo IMI SpA		77,046	1,200,520
	UniCredito Italiano SpA		242,658	1,660,118
				4,799,189
	Japan - 18.0%
	Aoyama Trading Co., Ltd.		6,100	206,210
	Gigas K's Denki Corp.	##	52,500	1,779,209
	Hakuhodo Dy Holdings, Inc.		18,800	1,323,630
	Hokuhoku Financial Group, Inc.		416,000	1,942,015
	Japan Tobacco, Inc.		125	1,821,571
	JSR Corp.		69,400	1,822,757
	Mitsubishi UFJ Financial Group, Inc.		172	2,331,611
	NGK Spark Plug Co.	##	64,000	1,382,699
	Nippon Electric Glass Co., Ltd.		56,000	1,221,723
	Nisshinbo Industries, Inc.		106,000	1,157,621
	Nitori Co., Ltd.	##	18,700	1,742,777
	Nomura Holdings, Inc.		113,200	2,167,517
	Point, Inc.	##	17,400	1,449,140
	Rakuten, Inc.		1,233	1,190,901
	Shimizu Corp.		142,000	1,043,074
	Sumco Corp.		26,000	1,363,552
	Teijin, Ltd.		251,000	1,592,807
	The Tokyo Star Bank, Ltd.	##	405	1,341,650
	Tokyo Electron, Ltd.	##	34,000	2,134,542
				29,015,006
	Malaysia - 0.9%
	Bumiputra-Commerce Holding Berhad		995,000	1,500,595

	Netherlands - 2.1%
	ASML Holding NV	*	98,257	1,958,694
	Royal Numico NV	*	35,239	1,453,984
				3,412,678
	Republic Of China - 3.4%
	AAC Acoustic Technology Holdings, Ltd.	*	2,882,000	1,765,578
	Bio-Treat Technology, Ltd.	*	1,850,000	1,246,091
	Foxconn International Holdings, Ltd.	*	1,562,000	2,508,129
				5,519,798
	South Korea - 2.3%
	Kookmin Bank - ADR		21,700	1,621,207
	Samsung Electronics Co., Ltd.		3,250	2,118,761
				3,739,968
	Sweden - 1.0%
	Atlas Copco AB Cl. A		73,200	1,627,975

	Switzerland - 7.7%
	EFG International		41,353	1,098,187
	Nestle S.A.		6,732	2,007,418
	Roche Holding AG-Genusschein		18,245	2,731,316
	Straumann Holding AG		5,402	1,248,081
	UBS AG		39,451	3,744,694
	Ypsomed Holding AG	*	10,036	1,553,431
				12,383,127
	Taiwan - 0.8%
	ASE Test, Ltd.	*	169,100	1,327,435

	Thailand - 0.7%
	Krung Thai Bank, Ltd.		4,137,600	1,099,996

	United Kingdom - 2.0%
	Arm Holdings PLC		935,229	1,942,721
	Bodycote International PLC		311,654	1,187,771
				3,130,492
	United States - 39.7%
	Ace, Ltd.		27,000	1,442,880
	Affiliated Managers Group, Inc.	*	16,200	1,300,050
	American Healthways, Inc.	*	27,000	1,221,750
	American International Group, Inc.		38,100	2,599,563
	ANSYS, Inc.	*##	33,700	1,438,653
	Boeing Co.		33,300	2,338,992
	Central Garden & Pet Co.	*	34,800	1,598,712
	ConocoPhillips		34,400	2,001,392
	Federated Department Stores, Inc.		22,900	1,518,957
	First Cash Financial Services, Inc.	##	33,400	973,944
	Freescale Semiconductor, Inc. Cl. B	*	83,802	2,109,296
	International Business Machines Corp.		30,400	2,498,880
	ITT Industries, Inc.		14,600	1,501,172
	J.P. Morgan Chase & Co.		49,800	1,976,562
	JLG Industries, Inc.		29,400	1,342,404
	Lafarge North America, Inc.		19,900	1,094,898
	Marathon Oil Corp.		26,500	1,615,705
	Microsoft Corp.		124,200	3,247,830
	Morgan Stanley Dean Witter & Co.		39,800	2,258,252
	Mylan Laboratories, Inc.		65,900	1,315,364
	Nabors Industries, Ltd.	*	21,800	1,651,350
	Nasdaq Stock Market, Inc.	*##	24,200	851,356
	Nordstrom, Inc.		42,300	1,582,020
	Occidental Petroleum Corp.		18,700	1,493,756
	PepsiCo, Inc.		27,200	1,606,976
	Pike Electric Corp.	*	54,900	890,478
	Praxair, Inc.		34,900	1,848,304
	QUALCOMM, Inc.		52,400	2,257,392
	Quiksilver, Inc.	*	134,000	1,854,560
	RTI International Metals, Inc.	*	33,100	1,256,145
	Tiffany & Co.		28,800	1,102,752
	Transocean Sedco Forex, Inc.	*	29,500	2,055,855
	United Technologies Corp.		44,500	2,487,995
	Wal-Mart Stores, Inc.		48,900	2,288,520
	Williams Cos., Inc.		62,572	1,449,793
	XTO Energy, Inc.		38,800	1,704,872
	Yahoo!, Inc.	*	52,200	2,045,196
				63,822,576
	TOTAL COMMON STOCK
	(Cost: $131,079,309)			156,528,809
			Number
			of Shares	Value
	EQUITY-LINKED SECURITIES - 1.2%
	Taiwan - 1.2%
	Credit Suisse FB Yageo Corp. - 9/15/06
	(Cost: $1,579,237)	*	4,617,000	$1,966,842
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 6.0%
	Money Market Funds - 5.2%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	8,345,051	$8,345,051

	Time Deposits - 0.8%
	HSBC Bank USA - Grand Cayman
	3.300%, 01/01/06		1,346,046	1,346,046

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $9,691,097)			9,691,097
	TOTAL INVESTMENTS - 104.5%
	(Cost: $142,349,643)			168,186,748
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5%)			(7,265,265)
	NET ASSETS - 100.0%			$160,921,483

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	INTERNATIONAL GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 94.3%
	Australia - 0.7%
	Goodman Fielder, Ltd.		449,654	$689,373

	Canada - 9.6%
	Cameco Corp.		22,700	1,433,920
	Canadian Pacific Railway, Ltd.		18,900	788,100
	Prescision Drilling Trust		31,000	1,018,517
	Rogers Communications, Inc. Cl. B		69,700	2,935,616
	Teck Cominco, Ltd. Cl. B		23,900	1,269,525
	TELUS Corp.		26,200	1,046,744
	Thomson Corp.		22,100	750,320
				9,242,742
	Finland - 1.2%
	Nokia OYJ - ADR		63,600	1,163,880

	France - 7.0%
	Generale de Sante		18,400	631,578
	Publicis Groupe		33,801	1,172,177
	Sanofi - Aventis		21,573	1,883,036
	STMicroelectronics NV		51,166	915,553
	Total S.A.		5,069	1,268,773
	Veolia Environment		20,294	915,381
				6,786,498
	Germany - 4.1%
	Bayer AG		21,685	902,667
	Commerzbank AG		33,696	1,034,194
	Hypo Real Estate Holding AG		13,873	719,684
	Merck KGaA		15,453	1,275,020
				3,931,565
	Greece - 1.5%
	National Bank of Greece S.A.		33,333	1,413,087

	Hong Kong - 1.8%
	Hutchison Telecommunications International, Ltd.	*	1,176,300	1,699,165

	Ireland - 1.5%
	CRH PLC		50,705	1,485,912

	Israel - 0.7%
	Israel Chemicals, Ltd.		180,621	712,872

	Italy - 4.1%
	Autogrill SpA		66,662	909,763
	ENI SpA		32,335	893,638
	Sanpaolo IMI SpA		61,114	952,270
	UniCredito Italiano SpA		168,343	1,151,700
				3,907,371
	Japan - 27.5%
	Aoyama Trading Co., Ltd.		3,700	125,078
	Haseko Corp.	*	234,500	903,986
	Hitachi Construction Machinery Co., Ltd.	##	47,400	1,104,380
	Hokuhoku Financial Group, Inc.		211,000	985,012
	Japan Tobacco, Inc.		89	1,296,959
	Kajima Corp.		167,200	960,447
	Mitsubishi Estate Co., Ltd.		77,600	1,610,777
	Mitsubishi UFJ Financial Group, Inc.		313	4,242,989
	Mitsui & Co., Ltd.		119,700	1,536,436
	Murata Manufacturing Co., Ltd.		15,400	986,393
	Nisshinbo Industries, Inc.		66,000	720,783
	Nitori Co., Ltd.	##	7,600	708,295
	Nomura Holdings, Inc.		102,000	1,953,063
	Rakuten, Inc.		1,552	1,499,009
	Seven & I Holdings Co., Ltd.		25,100	1,073,922
	Shin-Etsu Chemical Co., Ltd.		22,900	1,216,496
	Sumco Corp.		7,500	393,332
	Teijin, Ltd.		206,300	1,309,148
	Tokyo Electron, Ltd.	##	32,900	2,065,483
	Toyota Motor Corp.		35,400	1,835,533
				26,527,521
	Luxembourg - 0.9%
	Millicom International Cellular S.A.	*	31,000	832,040

	Netherlands - 3.6%
	ASML Holding NV	*	85,072	1,695,859
	Royal Numico NV	*	43,126	1,779,407
				3,475,266
	Norway - 2.8%
	Stolt Offshore S.A.	*##	117,800	1,365,671
	Telenor ASA		139,200	1,361,935
				2,727,606
	Peru - 0.9%
	Southern Copper Corp.	##	13,100	877,438

	Republic Of China - 2.4%
	Foxconn International Holdings, Ltd.	*	1,056,500	1,696,439
	Suntech Power Holdings Co., Ltd. - ADR	##	24,000	654,000
				2,350,439
	South Africa - 1.3%
	Harmony Gold Mining Co., Ltd. - ADR	*	92,000	1,200,600

	South Korea - 6.0%
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.		54,840	1,494,625
	Doosan Infracore Co., Ltd.		45,940	822,589
	Kookmin Bank	*	7,240	547,915
	Kookmin Bank - ADR		15,700	1,172,947
	LG Electronics, Inc.		19,790	1,748,278
				5,786,354
	Sweden - 1.3%
	Atlas Copco AB Cl. A		56,800	1,263,237

	Switzerland - 8.5%
	ABB, Ltd.	*	198,886	1,924,046
	EFG International		28,908	767,692
	Roche Holding AG		17,671	2,645,387
	Straumann Holding AG	##	4,186	967,136
	UBS AG		19,481	1,849,139
				8,153,400
	Thailand - 1.3%
	True Corp. PLC	*	5,251,600	1,280,878

	United Kingdom - 5.6%
	Aegis Group PLC		204,144	427,566
	ARM Holdings PLC		734,089	1,524,899
	Carphone Warehouse Group PLC		218,548	1,039,283
	Diageo PLC		81,682	1,181,417
	George Wimpey PLC		92,389	761,322
	Intertek Group PLC		34,683	415,008
				5,349,495
	TOTAL COMMON STOCK
	(Cost: $70,988,497)			90,856,739
			Number
			of Shares	Value
	EQUITY-LINKED SECURITIES - 3.1%
	India - 1.2%
	CLSA Financial Bharti Televentures - 05/31/10		28,467	$218,200
	Merrill Lynch Bharti Televentures - 08/04/06	*	130,700	1,001,815
				1,220,015
	Taiwan - 1.9%
	Merrill Lynch Advanced Semiconductor Engineering, Inc. 01/06/10	*	1,987,478	1,820,530

	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $2,427,247)			3,040,545
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 6.9%
	Money Market Funds - 5.7%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	5,519,510	$5,519,510

	Time Deposits - 1.2%
	JP Morgan - Grand Cayman
	3.300%, 01/01/06		1,112,865	1,112,865

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $6,632,374)			6,632,375
	TOTAL INVESTMENTS - 104.3%
	(Cost: $80,048,118)			100,529,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3%)			(4,165,341)
	NET ASSETS - 100.0%			$96,364,318

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
			Number
			of Shares	Value
	COMMON STOCK - 95.4%
	Australia - 0.8%
	Healthscope, Ltd.		323,418	$1,330,935

	Belgium - 0.7%
	Umicore		9,056	1,063,928

	Brazil - 1.1%
	Cyrela Brazil Realty S.A.		129,300	1,771,612

	Canada - 4.7%
	Alimentation Couche Tard, Inc. Cl. B		73,700	1,476,334
	Cryptologic, Inc.	##	81,600	1,598,544
	Eldorado Gold Corp.		335,200	1,632,742
	IPSCO, Inc.		23,800	1,970,379
	Railpower Technologies Corp.		136,700	755,966
				7,433,965
	Denmark - 1.3%
	Jyske Bank	*	21,325	1,043,748
	RTX Telecom A/S		57,000	982,533
				2,026,281
	Finland - 2.8%
	Cargotec Corp. Cl. B		44,520	1,538,122
	YIT-Yhtyma Oyj	##	67,300	2,868,134
				4,406,256
	France - 6.1%
	Gemplus International S.A.	*	679,242	1,770,652
	Generale de Sante		66,500	2,282,606
	Neopost S.A.		28,390	2,836,385
	Nexans S.A.		26,412	1,250,221
	SR Teleperformance		45,848	1,427,712
				9,567,576
	Germany - 7.7%
	ADVA AG Optical Networking	*##	106,174	768,958
	Heidelberger Druckmaschinen	##	35,043	1,335,946
	Hypo Real Estate Holding AG		68,023	3,528,803
	Interhyp AG	*	14,156	1,293,739
	IVG Immobilien AG	##	67,359	1,407,118
	Schwarz Pharma AG		27,364	1,731,027
	Stada Arzneimittel AG	##	58,597	1,911,115
				11,976,706
	Hong Kong - 0.5%
	Hengan International Group Co., Ltd.		734,000	833,064

	India - 1.1%
	Satyam Computer Services, Ltd. - ADR		45,600	1,668,504

	Ireland - 3.4%
	FBD Holdings PLC		33,055	1,429,374
	Iaws Group PLC		96,946	1,389,385
	Kingspan Group PLC		202,331	2,541,724
				5,360,483
	Israel - 1.2%
	Israel Chemicals, Ltd.		469,815	1,854,258

	Italy - 3.7%
	Buzzi Unicem SpA	##	112,430	1,753,194
	Davide Campari-Milano SpA		204,013	1,504,022
	Fastweb	*	27,544	1,254,096
	Milano Assicurazioni SpA		193,985	1,321,407
				5,832,719
	Japan - 29.9%
	Disco Corp.		50,400	2,677,353
	E*Trade Securities Co., Ltd.		127	980,234
	Haseko Corp.	*##	845,600	3,259,747
	Hitachi Construction Machinery Co., Ltd.	##	76,800	1,789,376
	Hoosiers Corp.		320	1,534,525
	Jafco Co., Ltd.		48,200	4,300,144
	Japan General Estate Co., Ltd.	##	59,800	996,582
	Japan Steel Works, Ltd.		292,100	1,618,516
	KK DaVinci Advisors		266	2,003,508
	Komeri Co., Ltd.		41,000	1,761,162
	Mitsui Mining & Smelting Co., Ltd.		247,300	1,552,565
	NEOMAX Co., Ltd.		58,400	1,919,783
	Nishi-Nippon City Bank, Ltd.		319,500	1,905,685
	Nisshin Steel Co., Ltd.	##	509,800	1,645,631
	Pacific Management Corp.	##	747	2,548,436
	Point, Inc.	##	19,800	1,649,021
	Taiheiyo Cement Corp.		361,500	1,467,072
	Takeuchi Manufacturing Co., Ltd.		23,400	1,383,818
	THK Co., Ltd.		42,600	1,111,650
	Toho Tenax Co., Ltd.		380,000	2,794,544
	Toho Titanium Co., Ltd.		9,600	996,357
	Tokuyama Corp.		181,800	2,333,534
	Tokyu Land Corp.		254,400	2,541,198
	UFJ NICOS Co., Ltd.		152,400	1,918,719
				46,689,160
	Mexico - 1.3%
	Corp. GEO S.A. de CV Cl. B	*	560,600	1,976,235

	Netherlands - 1.9%
	Koninklijke BAM Groep NV		18,361	1,535,532
	Koninklijke Wessanen NV		46,080	696,270
	SBM Offshore NV		8,606	692,820
				2,924,622
	Norway - 7.7%
	Fast Search & Transfer ASA	*##	583,700	2,137,827
	Fjord Seafood ASA	*	2,002,400	1,315,958
	Fred Olsen Energy ASA	*	96,900	3,477,452
	Stolt Offshore S.A.	*##	131,900	1,529,134
	Tandberg Television ASA	*	69,300	913,424
	TGS Nopec Geophysical Co. ASA	*	57,750	2,703,600
				12,077,395
	Republic Of China - 1.1%
	AAC Acoustic Technology Holdings, Ltd.	*	2,789,800	1,709,095

	Singapore - 3.2%
	CapitaLand, Ltd.		692,600	1,432,851
	Chartered Semiconductor Manufacturing, Ltd.	*	2,944,000	2,301,660
	Singapore Petroleum Co., Ltd.		420,800	1,204,599
				4,939,110
	South Korea - 2.0%
	Industrial Bank of Korea		75,050	1,302,990
	Korea Investment Holdings Co., Ltd.		42,140	1,792,571
				3,095,561
	Spain - 2.4%
	Fadesa Inmobiliaria S.A.		30,754	1,009,921
	Red Electrica de Espana		88,154	2,720,170
				3,730,091
	Sweden - 1.0%
	Alfa Laval AB	##	71,600	1,547,408

	Switzerland - 3.8%
	Charles Voegele Holding AG		15,770	1,190,572
	Phonak Holding AG		58,520	2,513,170
	Ypsomed Holding AG	*	14,871	2,301,820
				6,005,562
	Taiwan - 0.9%
	Yageo Corp.	*	3,388,000	1,444,204

	Turkey - 0.9%
	Finansbank AS	*	309,094	1,372,226

	United Kingdom - 4.2%
	Carphone Warehouse Group PLC		203,123	965,931
	Michael Page International PLC		305,726	1,417,109
	MyTravel Group PLC Cl. A	*	541,836	2,162,708
	Tullow Oil PLC		236,397	1,095,753
	Venture Production PLC	*	97,599	865,831
				6,507,332
	TOTAL COMMON STOCK
	(Cost: $118,133,690)			149,144,288
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 15.0%
	Money Market Funds - 10.6%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	16,506,048	$16,506,048

	Time Deposits - 4.4%
	Citibank Nassau
	3.300%, 01/01/06		6,918,918	6,918,918

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $23,424,966)			23,424,966
	TOTAL INVESTMENTS - 110.4%
	(Cost: $141,558,656)			172,569,254
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4%)			(16,312,262)
	NET ASSETS - 100.0%			$156,256,992

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.
ADR - American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	EMERGING MARKETS OPPORTUNITIES FUND
			Number
			of Shares	Value
	COMMON STOCK - 90.7%
	Argentina - 1.0%
	BBVA Banco Frances S.A. - ADR	*##	39,100	$279,565

	Brazil - 12.5%
	All America Latina Logistica S.A.	*	4,940	210,989
	Cosan SA Industria e Comercio		5,500	160,443
	Cyrela Brazil Realty S.A.		20,100	275,401
	Gerdau S.A. - ADR		17,000	283,560
	Localiza Rent A Car		33,100	405,760
	Lojas Renner S.A.		6,000	192,653
	Natura Cosmeticos S.A.		7,800	343,928
	Petroleo Brasileiro S.A. - ADR		2,400	154,488
	Petroleo Brasileiro S.A. - ADR		7,400	527,398
	Tim Participacoes S.A. - ADR		13,042	329,702
	Unibanco-Uniao de Bancos Brasileiros S.A.		9,500	119,386
	Unibanco-Uniao de Bancos Brasileiros S.A. - GDR		7,000	444,990
				3,448,698
	Egypt - 1.8%
	Egyptian Co. for Mobile Services		4,595	160,540
	Orascom Telecom Holding SAE		3,149	326,492
				487,032
	Hong Kong - 2.2%
	Hengan International Group Co., Ltd.		284,000	322,330
	Hutchison Telecommunications International, Ltd.	*	201,000	290,344
				612,674
	Hungary - 0.9%
	Gedeon Richter RT		1,370	245,262

	India - 2.6%
	ITC, Ltd. 144A - GDR	#	96,000	302,880
	Reliance Industries, Ltd. 144A - GDR	#	7,728	305,488
	Satyam Computer Services, Ltd. - ADR		2,800	102,452
				710,820
	Israel - 2.3%
	Bank Hapoalim BM		62,274	289,203
	Israel Chemicals, Ltd.		56,836	224,319
	Makhteshim-Agan Industries, Ltd.		22,411	129,294
				642,816
	Malaysia - 1.3%
	Bumiputra-Commerce Holding Bhd		110,400	166,498
	IOI Corp. BHD		59,200	194,227
				360,725
	Mexico - 7.2%
	Cemex S.A de CV - ADR		3,300	195,789
	Controladora Comercial Mexicana S.A. de CV		87,300	133,605
	Corp. Geo S.A. de C.V. Cl. B	*	116,100	409,277
	Empresas ICA Sociedad Controladora S.A. de C.V.		54,216	132,512
	Gruma S.A. de C.V. Cl. B		63,800	206,916
	Grupo Carso S.A. de C.V. Cl. A		54,799	133,370
	Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V.		312,400	340,662
	Industrias Penoles S.A. de C.V.		29,900	165,807
	Sare Holding S.A. de C.V. Cl. B	*	244,930	260,180
				1,978,118
	Oman - 0.7%
	Bank Muscat SAOG 144A - GDR	*#	8,500	196,494

	Peru - 1.1%
	Southern Copper Corp.		4,600	308,108

	Poland - 1.7%
	BRE Bank S.A.	*	2,714	140,807
	Grupa Lotos S.A.	*	23,208	314,912
				455,719
	Republic Of China - 6.3%
	Celestial Nutrifoods, Ltd.	*	1,260,000	439,500
	China Shenhua Energy Co., Ltd.	*	113,800	124,756
	Foxconn International Holdings, Ltd.	*	337,100	541,287
	Jiangsu Express		459,300	259,164
	Suntech Power Holdings Co., Ltd. - ADR		13,700	373,325
				1,738,032
	Russian Federation - 3.4%
	LUKOIL Oil - ADR		6,800	403,240
	RAO Unified Energy System - GDR	*	6,477	275,273
	Surgutneftegaz - ADR		2,900	262,450
				940,963
	South Africa - 10.7%
	African Bank Investment, Ltd.		107,248	414,281
	Ellerine Holdings, Ltd.		19,937	194,922
	Impala Platinum Holdings, Ltd.		1,856	272,730
	Imperial Holdings, Ltd.		8,712	193,127
	Kumba Resources, Ltd.		19,628	315,657
	Naspers, Ltd. Cl. N		15,671	276,753
	Pretoria Portland Cement Co., Ltd.		5,308	256,717
	Sasol, Ltd.		10,052	358,972
	Sun International, Ltd.		19,007	248,732
	Wilson Bayly Holmes-Ovcon, Ltd.		60,060	416,656
				2,948,547
	South Korea - 20.6%
	Cheil Industries, Inc.		13,090	363,881
	Daishin Securities Co., Ltd.		15,130	338,268
	GS Home Shopping, Inc.		3,679	469,497
	Hynix Semiconductor, Inc.	*	23,230	811,217
	Hyundai Engineering & Construction	*	11,030	492,659
	Industrial Bank of Korea		31,420	545,502
	Kia Motors Corp.		11,990	314,918
	Korea Investment Holdings Co., Ltd.		12,340	524,925
	LG Electronics, Inc.		8,070	712,916
	NHN Corp.	*	2,042	545,422
	Shinhan Financial Group Co., Ltd.		13,710	556,755
				5,675,960
	Taiwan - 9.7%
	Acer, Inc.		118,340	297,264
	Advanced Semiconductor Engineering, Inc.		331,943	304,220
	ASE Test, Ltd.	*	46,100	361,885
	Asustek Computer, Inc.		82,000	252,169
	Catcher Technology Co., Ltd.		37,000	298,542
	Cathay Financial Holding Co., Ltd.		62,000	112,322
	Siliconware Precision Industries Co.		223,871	313,895
	Topco Scientific Co., Ltd.		59,000	174,792
	United Microelectronics Corp. - ADR	*	78,300	244,296
	Yageo Corp.	*	755,000	321,834
				2,681,219
	Thailand - 0.7%
	Siam Cement PCL - NVDR		31,000	184,488

	Turkey - 2.5%
	Akcansa Cimento AS		21,922	133,008
	Hurriyet Gazetecilik AS		31,860	124,941
	Turkiye Garanti Bankasi AS	*	115,143	417,463
				675,412
	United States - 1.5%
	Copa Holdings S.A. Cl. A		7,800	212,940
	NII Holdings, Inc.	*	4,300	187,824
				400,764
	TOTAL COMMON STOCK
	(Cost: $15,951,335)			24,971,416
			Number
			of Shares	Value
	PREFERRED STOCK - 2.8%
	Brazil - 2.2%
	Caemi Mineracao e Metalurgica S.A.		84,200	$122,938
	Lojas Americanas S.A.		9,500,000	290,796
	Usinas Siderurgicas de Minas Gerais S.A.		8,300	197,594
				611,328
	South Korea - 0.6%
	Hyundai Motor Co.		2,210	149,979

	TOTAL PREFERRED STOCK
	(Cost: $371,455)			761,307
			Number
			of Shares	Value
	EQUITY-LINKED SECURITIES - 3.7%
	India - 3.7%
	Merrill Lynch Bharti Televentures - 08/04/06	*	40,215	$308,248
	Merrill Lynch Associated Cement Co. - 07/28/06		33,037	392,083
	UBS AG Satyam Computer Services, Ltd. - 01/10/06		19,577	320,906
				1,021,237
	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $635,732)			1,021,237
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 4.5%
	Money Market Funds - 0.9%
	Boston Global Investment Trust - Enhanced Sleeve, 4.244%	**	244,325	$244,325

	Time Deposits - 3.6%
	JP Morgan - Grand Cayman
	3.300%, 01/01/06		987,653	987,653

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $1,231,978)			1,231,978
	TOTAL INVESTMENTS - 101.7%
	(Cost: $18,190,500)			27,985,938
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%)			(464,862)
	NET ASSETS - 100.0%			$27,521,076

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain condition for public sale may exist.
	The total market value of 144A securities owned at December 31, 2005 was $804,862 or 2.92% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/05.
ADR - American Depository Receipt
GDR - Global Depository Receipt
NVDR - Non Voting Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	INTERNATIONAL SYSTEMATIC FUND
			Number
			of Shares	Value
	COMMON STOCK - 97.9%
	Australia - 2.7%
	Broken Hill Proprietary, Ltd.		1,400	$23,364
	Macquarie Bank, Ltd.		300	14,997
	Oxiana, Ltd.		27,600	35,228
	Rio Tinto, Ltd.		600	30,369
	Seven Network, Ltd.		1,300	7,934
				111,892
	Austria - 2.0%
	Andritz AG		100	10,952
	Boehler-Uddeholm AG		100	16,856
	OMV AG		588	34,332
	Voestalpine AG		200	20,088
				82,228
	Belgium - 4.1%
	Compagnie Maritime Belge S.A.		200	6,570
	Fortis		1,600	50,862
	Fortis		1,100	34,890
	KBC Groep NV		800	74,217
				166,539
	Denmark - 0.2%
	Sydbank		400	9,552

	Finland - 1.1%
	Rautaruukki OYJ		1,800	43,632

	France - 8.8%
	BNP Paribas S.A.		600	48,373
	Credit Agricole S.A.		800	25,110
	France Telecom S.A.		300	7,428
	Neopost S.A.		100	9,991
	Peugeot S.A.		500	28,722
	Renault S.A.		500	40,636
	Sanofi - Aventis		500	43,643
	Societe Generale Cl. A		400	49,022
	Total S.A.		115	28,785
	Vallourec		100	54,849
	Vivendi Universal S.A.	*	700	21,848
				358,407
	Germany - 2.2%
	Continental AG		200	17,689
	Deutsche Bank AG		200	19,321
	Deutsche Telekom AG		300	4,982
	RWE AG		200	14,756
	Salzgitter AG		600	32,280
				89,028
	Greece - 0.7%
	National Bank of Greece S.A.		700	29,675

	Hong Kong - 1.9%
	Hang Lung Development Co., Ltd.		3,000	6,365
	Hopewell Holdings, Ltd.		3,000	7,545
	Hutchison Telecommunications International, Ltd.	*	14,000	20,223
	Orient Overseas International, Ltd.		3,000	10,176
	Sino Land Company, Ltd.		26,000	31,689
				75,998
	Italy - 4.6%
	Banca Intesa SpA		800	4,223
	Banche Popolari Unite Scrl		3,700	80,827
	Capitalia SpA		10,300	59,410
	ERG SpA		1,700	40,787
	Sanpaolo IMI SpA		300	4,675
				189,922
	Japan - 29.9%
	Astellas Pharma, Inc.		700	27,281
	Brother Industries, Ltd.		1,000	10,497
	Canon, Inc.		1,200	70,152
	Honda Motor Co., Ltd.		1,400	79,827
	Ibiden Co., Ltd.		1,100	58,900
	Iino Kaiun Kaisha, Ltd.		1,000	8,413
	Japan Tobacco, Inc.		6	87,435
	JFE Holdings, Inc.		900	30,196
	Keiyo Bank, Ltd.		1,000	7,125
	Komatsu, Ltd.		3,000	49,589
	Makita Corp.		1,000	24,570
	Matsushita Electric Industrial Co., Ltd.		3,000	57,824
	Mitsubishi Corp.		3,000	66,339
	Mitsui & Co.		4,000	51,343
	Mitsui Trust Holdings, Inc.		1,000	11,997
	NGK Spark Plug Co., Ltd.		1,000	21,605
	Nippon Electric Glass Co., Ltd.		3,000	65,449
	Nippon Steel Corp.		3,000	10,675
	Nippon Yusen KK		7,000	47,920
	Plenus Co., Ltd.		300	9,862
	Star Micronics Co., Ltd.		1,000	16,343
	Sumitomo Corp.		4,000	51,682
	Sumitomo Metal Industries, Ltd.		16,000	61,544
	Takeda Pharmaceutical Co., Ltd.		300	16,216
	Teijin, Ltd.		3,000	19,038
	Tokyo Electron, Ltd.		1,000	62,781
	Toshiba Corp.		8,000	47,717
	Toyota Motor Corp.		1,400	72,592
	Yamaha Motor Co., Ltd.		3,000	78,285
				1,223,197
	Netherlands - 1.2%
	Fugro NV		600	19,201
	ING Groep NV		500	17,280
	USG People NV		300	12,668
				49,149
	Norway - 0.5%
	Orkla ASA		500	20,639

	Republic Of China - 0.5%
	China Resources Power Holding Co.		16,000	9,028
	TPV Technology, Ltd.		12,000	11,685
				20,713
	Singapore - 1.4%
	Cosco Corp. Singapore, Ltd.		7,000	9,093
	Jardine Cycle & Carriage, Ltd.		1,000	6,676
	McL Land, Ltd.		720	745
	SembCorp Marine, Ltd.		18,000	29,877
	Starhub, Ltd.		9,000	11,096
				57,487
	South Africa - 1.0%
	Old Mutual PLC		13,700	38,748

	Spain - 4.3%
	ACS Actividades Cons y Serv		1,500	48,143
	Antena 3 De Television S.A.		1,700	40,385
	Banco Bilbao Vizcaya Argentaria S.A.		2,500	44,469
	Banco Santander Central Hispano S.A.		200	2,630
	Gestevision Telecinco S.A.	*	900	22,633
	Telefonica S.A.		1,300	19,490
				177,750
	Sweden - 6.1%
	Atlas Copco AB Cl. A		700	15,568
	NCC AB Cl. B		1,000	17,905
	Nordea Bank AB		2,000	20,732
	Skandinaviska Enskilda Banken AB Cl. A		1,600	32,870
	SSAB Swedish Steel AB Cl. A		1,400	50,838
	TelefonaktiebolAGet LM Ericsson Cl. B		4,000	13,721
	Volvo AB Cl. B		1,900	89,406
	WM-data AB Cl. B		2,000	6,383
				247,423
	Switzerland - 3.6%
	Credit Suisse Group		900	45,753
	Nestle S.A.		23	6,858
	Novartis AG		600	31,435
	UBS AG		500	47,460
	Zurich Financial Services AG	*	83	17,633
				149,139
	United Kingdom - 21.1%
	3I Group PLC		4,000	58,198
	AstraZeneca PLC		1,540	74,793
	Aviva PLC		900	10,893
	BAE Systems PLC		3,400	22,283
	Barclays PLC		500	5,245
	BHP Billiton, Ltd.		3,800	61,942
	BP Amoco PLC		6,600	70,136
	British American Tobacco PLC		500	11,159
	First Choice Holidays PLC		10,000	42,919
	George Wimpey PLC		3,900	32,138
	GlaxoSmithKline PLC		5,500	138,705
	HBOS PLC		1,800	30,685
	Imperial Tobacco Group PLC		400	11,928
	Prudential PLC		1,900	17,940
	Rio Tinto PLC		2,400	109,391
	Rolls Royce Group PLC	*	613	4,499
	Royal Bank of Scotland Group PLC		1,100	33,142
	Royal Dutch Shell PLC Cl. B		1,300	41,466
	Taylor Woodrow PLC		9,000	58,790
	Vodafone Group PLC		13,200	28,440
				864,692
	TOTAL COMMON STOCK
	(Cost: $3,523,568)			4,005,810
	TOTAL INVESTMENTS - 97.9%
	(Cost: $3,523,568)			4,005,810
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%			87,439
	NET ASSETS - 100.0%			$4,093,249

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	INTERNATIONAL ALL CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 96.5%
	Australia - 4.2%
	Foster's Group, Ltd.		27,035	$110,660
	Macquarie Bank, Ltd.		3,380	168,971
	Rio Tinto, Ltd.		4,129	208,989
	Zinifex, Ltd.		60,325	304,450
				793,070
	Belgium - 0.7%
	KBC Groep NV		1,384	128,396

	Brazil - 0.7%
	Unibanco - Uniao de Bancos Brasileiros S.A. - GDR		2,100	133,497

	Canada - 2.6%
	Cryptologic, Inc.		10,100	197,859
	EnCana Corp.		4,600	207,736
	Talisman Energy, Inc.		1,800	94,919
				500,514
	Finland - 2.7%
	Neste Oil OYJ		5,050	142,247
	Yit-Yhtyma OYJ		8,650	368,638
				510,885
	France - 7.9%
	Alstom RGPT		3,258	186,845
	Sanofi - Aventis		4,540	396,282
	STMicroelectronics NV		10,000	180,000
	Total S.A.- ADR		2,830	357,712
	Veolia Environment		8,460	381,597
				1,502,436
	Germany - 4.1%
	Commerzbank AG		6,085	186,760
	Hugo Boss AG		876	31,515
	Hypo Real Estate Holding AG		3,812	197,754
	IVG Immobilien AG		8,670	181,115
	Schwarz Pharma AG		3,000	189,778
				786,922
	Greece - 2.0%
	National Bank of Greece S.A.		4,320	183,138
	Piraeus Bank S.A.		9,310	198,547
				381,685
	Hong Kong - 1.5%
	Cheung Kong Holdings, Ltd.		11,000	113,000
	Hutchison Telecommunications International, Ltd.	*	127,000	183,451
				296,451
	Hungary - 0.6%
	OTP Bank RT - GDR		1,840	120,704

	India - 1.6%
	Satyam Computer Cervices, Ltd. - ADR		8,400	307,356

	Ireland - 3.2%
	Anglo Irish Bank Corp. PLC		19,217	290,596
	Kingspan Group PLC		24,730	315,331
				605,927
	Italy - 1.8%
	Saipem SpA		8,000	130,788
	UniCredito Italiano SpA		29,973	205,764
				336,552
	Japan - 32.2%
	Credit Saison Co., Ltd.		3,000	149,708
	E*Trade Securities Co. Ltd.		16	123,494
	FANUC, Ltd.		1,100	93,290
	Haseko Corp.	*	81,400	313,793
	Jafco Co., Ltd.		4,700	419,309
	Japan Steel Works, Ltd.		32,400	179,527
	JFE Holdings, Inc.		2,800	93,942
	Kajima Corp.		39,400	226,325
	Komatsu, Ltd.		14,400	238,028
	Livedoor Co., Ltd.		43,496	270,860
	Mitsubishi Heavy Industries, Ltd.		51,000	224,689
	Mitsubishi UFJ Financial Group, Inc.		32	433,788
	Murata Manufacturing Co., Ltd.		3,100	198,560
	Neomax Co. Ltd.		5,400	177,514
	Nidec Corp.		2,600	220,944
	ORIX Corp.		800	203,677
	Pacific Management Corp.		93	317,275
	Sumitomo Realty & Development Co., Ltd.		10,000	217,318
	Sumitomo Titanium Corp.		800	120,105
	Taiheiyo Cement Corp.		44,900	182,217
	Toho Rayon Co., Ltd.		47,000	345,641
	Tokuyama Corp.		15,100	193,819
	Tokyo Electron, Ltd.		5,100	320,181
	Tokyu Land Corp.		23,000	229,747
	Toshiba Corp.		37,000	220,690
	Toyota Motor Corp.		5,500	285,182
	Yamada Denki Co., Ltd.		1,200	150,064
				6,149,687
	Mexico - 0.9%
	Desarrolladora Homex SA de CV - ADR	*	5,700	174,876

	Netherlands - 6.8%
	ASM Lithography Holding NV	*	19,600	393,568
	IHC Caland NV		1,080	86,945
	Koninklijke Bam Groep NV		4,100	342,883
	Koninklijke Royal Philips Electronics NV		6,750	209,925
	Royal Numico NV	*	6,430	265,306
				1,298,627
	Norway - 4.5%
	Fred Olsen Energy ASA	*	9,300	333,749
	Tandberg Television ASA	*	8,530	112,432
	Telenor ASA		18,000	176,112
	TGS Nopec Geophysical Co. ASA	*	5,200	243,441
				865,734
	Peru - 1.1%
	Southern Copper Corp.		3,100	207,638

	Republic Of China - 1.2%
	Foxconn International Holdings, Ltd.	*	148,000	237,646

	Singapore - 1.1%
	Capitaland, Ltd.		106,500	220,327

	South Korea - 3.3%
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.		7,100	193,505
	Hynix Semiconductor, Inc.	*	8,330	290,893
	Industrial Bank of Korea		8,030	139,414
				623,812
	Sweden - 0.9%
	Telefonaktiebolaget LM Ericsson - ADR	*	4,780	164,432

	Switzerland - 8.2%
	ABB, Ltd.	*	38,398	371,467
	EFG International		2,800	74,358
	Nestle S.A.		570	169,968
	Roche Holding AG		3,712	555,694
	Straumann Holding AG		749	173,049
	UBS AG		2,330	221,164
				1,565,700
	Turkey - 0.8%
	Turkiye Garanti Bankasi AS	*	39,733	144,056

	United Kingdom - 1.9%
	AstraZeneca PLC - ADR		3,790	184,194
	Diageo PLC		11,791	170,541
				354,735
	TOTAL COMMON STOCK
	(Cost: $14,615,130)			18,411,665
			Number
			of Shares	Value
	PREFERRED STOCK - 0.6%
	Germany - 0.6%
	Hugo Boss AG
	( Cost: $117,689)		3,467	$121,458
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 3.2%
	Time Deposits - 3.2%
	Citibank Nassau
	3.300%, 01/01/06
	(Cost: $611,226)		611,226	$611,226
	TOTAL INVESTMENTS - 100.3%
	(Cost: $15,344,045)			19,144,349
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)			(63,495)
	NET ASSETS - 100.0%			$19,080,854

*	Non-income producing securities.
ADR - American Depository Receipt
GDR - Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (Unaudited)
	U.S. HIGH YIELD BOND FUND
			Principal
			Amount	Value
	CORPORATE BONDS - 83.9%
	Aerospace/Defense-Equipment - 1.4%
	BE Aerospace, Inc.
	8.875%, 05/01/11		1,780,000	$1,869,000
	Apparel Manufacturers - 5.9%
	Levi Strauss & Co.
	9.750%, 01/15/15		1,925,000	2,002,000
	Oxford Industries, Inc.
	8.875%, 06/01/11		1,860,000	1,894,875
	Phillips-Van Heusen
	8.125%, 05/01/13		2,095,000	2,210,225
	Quiksilver, Inc.
	6.875%, 04/15/15		70,000	67,375
	Quiksilver, Inc. 144A	#
	6.875%, 04/15/15		1,510,000	1,453,375
				7,627,850
	Building-Residential/Commercial - 0.7%
	William Lyon Homes, Inc.
	10.750%, 04/01/13		845,000	872,463
	Cable TV - 3.3%
	CCH I LLC 144A	#
	11.000%, 10/01/15		1,050,000	882,000
	Lodgenet Entertainment Corp.
	9.500%, 06/15/13		2,000,000	2,175,000
	Mediacom LLC
	9.500%, 01/15/13		1,160,000	1,132,450
				4,189,450
	Casino Hotels - 0.8%
	San Pasqual Casino 144A	#
	8.000%, 09/15/13		1,065,000	1,080,975
	Cellular Telecommunications - 2.4%
	Centennial Cellular Corp.
	10.750%, 12/15/08		894,000	911,880
	Centennial Communications Corp.
	8.125%, 02/01/14		475,000	482,125
	Nextel Partners, Inc.
	8.125%, 07/01/11		1,535,000	1,640,531
				3,034,536
	Chemicals-Diversified - 1.0%
	Lyondell Chemical Co.
	10.875%, 05/01/09		1,215,000	1,262,081
	Coal - 2.2%
	James River Coal Co.
	9.375%, 06/01/12		1,550,000	1,621,688
	Massey Energy Co.	#
	6.875%, 12/15/13		1,195,000	1,205,456
				2,827,144
	Commercial Services - 1.2%
	Vertrue, Inc.
	9.250%, 04/01/14		1,550,000	1,584,875
	Consumer Products-Miscellaneous - 2.8%
	Central Garden and Pet Co.
	9.125%, 02/01/13		1,430,000	1,508,650
	Jarden Corp.
	9.750%, 05/01/12		2,010,000	2,070,300
				3,578,950
	Containers-Metal/Glass - 0.5%
	Crown Americas LLC and
	Crown Americas Capital Corp 144A	#
	7.750%, 11/15/15		610,000	631,350
	Dialysis Centers - 1.1%
	Davita, Inc.
	7.250%, 03/15/15		1,350,000	1,366,875
	Electric-Generation - 3.7%
	AES Corp.
	9.500%, 06/01/09		645,000	696,600
	AES Corp.
	7.750%, 03/01/14		895,000	938,631
	Allegheny Energy Supply 144A	#
	8.250%, 04/15/12		1,145,000	1,290,987
	Edison Mission Energy
	9.875%, 04/15/11		1,525,000	1,778,531
				4,704,749
	Electric-Integrated - 2.5%
	CMS Energy Corp.
	6.875%, 12/15/15		895,000	902,831
	PSEG Energy Holdings LLC
	10.000%, 10/01/09		1,465,000	1,611,500
	VeraSun Energy 144A	#
	9.875%, 12/15/12		745,000	756,175
				3,270,506
	Electronic Components-Miscellaneous - 0.1%
	Stoneridge, Inc.
	11.500%, 05/01/12		70,000	71,225
	Electronic Measure Instruments - 0.6%
	Itron, Inc.
	7.750%, 05/15/12		740,000	754,800
	Finance-Auto Loans - 3.3%
	Ford Motor Credit Co.
	6.875%, 02/01/06		1,495,000	1,491,786
	Ford Motor Credit Co.
	7.000%, 10/01/13		750,000	640,843
	General Motors Acceptance Corp.
	6.750%, 12/01/14		2,305,000	2,073,626
				4,206,255
	Finance-Investment Bankers/Brokers - 1.6%
	E*Trade Financial Corp.
	8.000%, 06/15/11		2,025,000	2,106,000
	Finance-Other Services - 1.2%
	Alamosa Delaware, Inc.
	11.000%, 07/31/10		1,330,000	1,499,575
	Funeral Services & Related Items - 1.2%
	Service Corp. International 144A	#
	7.500%, 06/15/17		1,560,000	1,548,300
	Independent Power Producer - 0.7%
	Mirant North America LLC 144A	#
	7.375%, 12/31/13		900,000	910,125
	Intimate Apparel - 1.6%
	Warnaco, Inc.
	8.875%, 06/15/13		1,910,000	2,058,025
	Machinery-Farm - 1.7%
	Case New Holland, Inc.
	9.250%, 08/01/11		2,020,000	2,161,400
	Medical Products - 1.0%
	Hanger Orthopedic Group, Inc.
	10.375%, 02/15/09		1,230,000	1,230,000
	Medical-Hospitals - 3.1%
	HCA, Inc.
	6.375%, 01/15/15		2,010,000	2,031,776
	Triad Hospitals, Inc.
	7.000%, 05/15/12		740,000	755,725
	Triad Hospitals, Inc.
	7.000%, 11/15/13		1,160,000	1,162,900
				3,950,401
	Medical-Nursing Homes - 0.9%
	Genesis HealthCare Corp.
	8.000%, 10/15/13		1,095,000	1,152,487
	Medical-Outpatient/Home Medical Care - 1.0%
	Res-Care, Inc. 144A	#
	7.750%, 10/15/13		1,295,000	1,295,000
	MRI/Medical Diagnostic Imaging Centers - 1.0%
	Alliance Imaging, Inc.
	7.250%, 12/15/12		1,585,000	1,319,512
	Non-Hazardous Waste Disposal - 1.0%
	Allied Waste North America
	9.250%, 09/01/12		1,160,000	1,255,700
	Oil Companies-Exploration & Production - 3.3%
	Chesapeake Energy Corp.
	6.875%, 01/15/16		2,110,000	2,162,750
	Energy Partners, Ltd.
	8.750%, 08/01/10		1,220,000	1,262,700
	Whiting Petroleum Corp. 144A	#
	7.000%, 02/01/14		810,000	812,025
				4,237,475
	Pharmacy Services - 0.8%
	Omnicare, Inc.
	6.875%, 12/15/15		970,000	984,550
	Physical Therapy/Rehabilitation Centers - 1.5%
	Psychiatric Solutions, Inc.
	7.750%, 07/15/15		1,830,000	1,889,475
	Pipelines - 4.3%
	Dynegy Holdings, Inc. 144A	#
	10.125%, 07/15/13		1,580,000	1,785,400
	Sonat, Inc.
	7.625%, 07/15/11		1,960,000	1,994,300
	Williams Cos., Inc.
	7.625%, 07/15/19		1,665,000	1,785,713
				5,565,413
	Poultry - 1.8%
	Pilgrim's Pride Corp.
	9.250%, 11/15/13		900,000	960,750
	Pilgrim's Pride Corp.
	9.625%, 09/15/11		1,245,000	1,325,925
				2,286,675
	Racetracks - 1.2%
	Penn National Gaming, Inc.
	8.875%, 03/15/10		1,490,000	1,564,500
	Radio - 1.9%
	Salem Communications Holding Corp. Ser. B
	9.000%, 07/01/11		2,286,000	2,408,873
	Recreational Centers - 0.7%
	Equinox Holdings, Inc.
	9.000%, 12/15/09		875,000	935,156
	REITS-Hotels - 1.5%
	Host Marriott LP
	7.125%, 11/01/13		895,000	930,800
	La Quinta Properties, Inc.
	8.875%, 03/15/11		960,000	1,042,800
				1,973,600
	Rental Auto/Equipment - 1.0%
	United Rentals North America, Inc.
	7.000%, 02/15/14		1,405,000	1,313,675
	Retail-Apparel/Shoe - 0.6%
	Brown Shoe Co., Inc.
	8.750%, 05/01/12		730,000	762,850
	Retail-Automobile - 0.8%
	United Auto Group, Inc.
	9.625%, 03/15/12		960,000	1,010,400
	Retail-Computer Equipment - 1.2%
	GSC Holdings Corp. 144A	#
	8.000%, 10/01/12		1,640,000	1,541,600
	Retail-Convenience Store - 0.9%
	Pantry, Inc.
	7.750%, 02/15/14		1,205,000	1,205,000
	Retail-Regional Department Stores - 0.8%
	Neiman-Marcus Group, Inc. 144A	#
	10.375%, 10/15/15		1,045,000	1,061,981
	Rubber-Tires - 1.1%
	Goodyear Tire & Rubber Co.
	7.857%, 08/15/11		1,420,000	1,384,500
	Special Purpose Entity - 2.4%
	AMR Holdings Co., Inc. 144A	#
	10.000%, 02/15/15		1,610,000	1,718,675
	MedCath Holdings Corp.
	9.875%, 07/15/12		1,240,000	1,308,200
				3,026,875
	Steel-Producers - 1.0%
	United States Steel Corp.
	10.750%, 08/01/08		1,180,000	1,303,900
	Steel-Specialty - 1.3%
	Oregon Steel Mills, Inc.
	10.000%, 07/15/09		1,545,000	1,653,150
	Telecommunications Services - 0.6%
	Qwest Corp.
	7.875%, 09/01/11		765,000	824,288
	Telephone-Integrated - 3.1%
	Qwest Capital Funding, Inc.
	7.250%, 02/15/11		1,835,000	1,857,938
	Valor Telecommunications Enterprises LLC
	7.750%, 02/15/15		2,065,000	2,157,925
				4,015,863
	Television - 1.2%
	Sinclair Broadcast Group, Inc.
	8.000%, 03/15/12		1,550,000	1,596,500
	Venture Capital - 0.5%
	Arch Western Finance LLC
	6.750%, 07/01/13		665,000	677,469
	Wireless Equipment - 0.9%
	American Tower Corp.
	7.125%, 10/15/12		1,085,000	1,117,550
	TOTAL CORPORATE BONDS
	(Cost: $106,769,363)			107,760,927
			Principal
			Amount	Value
	FOREIGN CORPORATE BONDS - 8.1%
	Cellular Telecommunications - 3.5%
	Millicom International Cellular S.A.
	10.000%, 12/01/13		1,975,000	$2,039,188
	Rogers Wireless, Inc.
	8.000%, 12/15/12		2,260,000	2,392,775
				4,431,963
	Industrial Audio&Video Products - 1.5%
	Imax Corp.
	9.625%, 12/01/10		1,880,000	1,936,400
	Paper & Related Products - 1.0%
	Abitibi-Consolidated Co. of Canada
	8.375%, 04/01/15		1,290,000	1,235,175
	Resorts/Theme Parks - 0.7%
	Intrawest Corp.
	7.500%, 10/15/13		950,000	961,875
	Satellite Telecommunications - 1.4%
	Intelsat Bermuda, Ltd. 144A	#
	8.250%, 01/15/13		1,820,000	1,838,200
	TOTAL FOREIGN CORPORATE BONDS
	(Cost: $10,369,156)			10,403,613
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 2.7%
	Time Deposit - 2.7%
	JP Morgan - Grand Cayman
	3.300%, 01/01/06
	( Cost: $3,449,315)		3,449,315	$3,449,315

	TOTAL INVESTMENTS - 94.7%
	(Cost: $120,587,834)			121,613,855
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%			6,831,438
	NET ASSETS - 100.0%			$128,445,293

#	144A Security. Certain condition for public sale may exist. The total market value of 144A securities
	owned at December 31, 2005 was $19,811,624 or 15.42% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

Item 2(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report.

Item 2(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act ) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds
---------------------------------------

By (Signature and Title)

/s/ Horacio A. Valeiras
- -----------------------
Horacio A. Valeiras
Title: President
Date: February 22, 2006

By (Signature and Title)
/s/ Thomas Muscarella
-----------------------
Thomas Muscarella
Title: Treasurer
Date: February 22, 2006

* Print name and title of each signing officer under his or her signature.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)
/s/ Horacio A. Valeiras
- --------------------------
Horacio A. Valeiras
Title: President
Date: February 22, 2006
----------------------

By (Signature and Title)
/s/ Thomas Muscarella
-----------------------
Thomas Muscarella
Title: Treasurer
Date: February 22, 2006

* Print name and title of each signing officer under his or her signature.